As filed with the Securities and Exchange Commission on September 4, 1998
                                                       Registration No. 33-13954
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [   ]

                  Post-Effective Amendment No. 22            [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                       Amendment No. 23                [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

                Registrant's Telephone Number:  (714) 640-3743

                                Diane N. Ledger
                               Vice President of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

[X] It is proposed that this filing will become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and will file its Rule 24f-2 Notice for the fiscal year ending December 31, 1998 within the time period required by Section 24 of the Investment Company Act of 1940 and applicable regulations thereunder.
================================================================================

                             CROSS-REFERENCE SHEET
                             REQUIRED BY RULE 495
                       UNDER THE SECURITIES ACT OF 1933


                                    PART A

Form N-1A
Item Number          Caption in Prospectus
    1.               Prospectus front cover

    2.               Prospectus Synopsis

    3.               Financial Highlights

    4.               Investment Objectives and Policies; Description of
                     Securities and Investment Techniques; Investment
                     Restrictions; Other Information

    5A.              N/A

    5.               Management of the Fund; Portfolio Transactions

    6.               Other Information

    7.               Purchase of Shares

    8.               Redemption of Shares

    9.               N/A

                                    PART B

Form N-1A            Caption in Statement
Item Number          of Additional Information

   10.               Statement of Additional Information front cover

   11.               Table of Contents

   12.               N/A

   13.               Description of Securities and Investment Techniques;
                     Investment Restrictions

   14.               Management of the Fund

   15.               Portfolio Transactions and Brokerage

   16.               Investment Adviser; Portfolio Management Agreements

   17.               Portfolio Transactions and Brokerage

   18.               Description of Securities and Investment Techniques

   19.               Purchases and Redemptions

   20.               Taxation

   21.               Distribution of Fund Shares

   22.               Performance Information

   23.               Financial Statements

PART C

Form N-1A
Item Number          Caption in Part C

   24.               Financial Statements and Exhibits

   25.               Persons Controlled by or Under Common Control with
                     Registrant

   26.               Number of Holders of Securities

   27.               Indemnification

   28.               Business and Other Connections of Investment Adviser

   29.               Principal Underwriters

   30.               Location of Accounts and Records

   31.               Management Services

   32.               Undertakings

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, Accession No. 0001017062-98-000424, as filed on March 2, 1998, and incorporated by reference herein.)

                      SUPPLEMENT DATED JANUARY 1, 1999 TO
    THE PROSPECTUS FOR PACIFIC SELECT FUND DATED MAY 1, 1998 ("PROSPECTUS")

  The first two paragraphs of the cover page are amended to reflect the addition of the Mid-Cap Value, Large-Cap Value, Small-Cap Index and REIT Portfolios.

"THE FUND'S PORTFOLIOS AT A GLANCE" IS AMENDED AS FOLLOWS:

  THE LAST SENTENCE IN THE FIRST PARAGRAPH IS AMENDED TO READ:

  Pacific Life, as investment adviser to the Fund, has retained other investment advisory firms as Portfolio Managers for sixteen of the Portfolios of the Fund.

  THE CHART IS AMENDED BY ADDING:


===============================================================================================
                                                   PRIMARY INVESTMENTS
                                                      (UNDER NORMAL
     PORTFOLIO              OBJECTIVE                CIRCUMSTANCES)         PORTFOLIO MANAGER
-----------------------------------------------------------------------------------------------
 Mid-Cap Value        Capital appreciation      Equity securities of      Lazard Asset
                                                medium-capitalization     Management
                                                domestic companies
                                                believed to be
                                                undervalued

-----------------------------------------------------------------------------------------------
 Large-Cap Value   Long-term growth of          Equity securities of      Salomon Brothers
                   capital                      large-capitalization      Asset Management Inc.
                                                companies

-----------------------------------------------------------------------------------------------
 Small-Cap Index   Provide investment results   Stocks included in the    Bankers Trust
                   that correspond to the total Russell 2000 Index        Company
                   return of the Russell 2000
                   Small Stock Index

-----------------------------------------------------------------------------------------------
 REIT              Current income and long-     Real estate investment    Morgan Stanley Asset
                   term growth of capital       trusts and equity         Management Inc.
                                                securities of companies
                                                principally engaged in
                                                the U.S. real estate
                                                industry
===============================================================================================


"PORTFOLIOS: INVESTMENT OBJECTIVES AND POLICIES" IS AMENDED AS FOLLOWS:

  THIS SECTION IS AMENDED BY ADDING THE FOLLOWING:

 MID-CAP VALUE PORTFOLIO

  INVESTMENT OBJECTIVE. Capital appreciation.

  INVESTMENT POLICIES. The Portfolio pursues its investment objective by investing, under normal market conditions, at least 80% of the value of its total assets, determined at the time of each purchase, in the equity securities of medium-capitalization domestic companies believed to be undervalued. In seeking undervalued securities, the Portfolio Manager considers the price of securities relative to their return on total capital or equity.

  The Portfolio may invest up to 20% of its total assets, determined at the time of each purchase, in the equity securities of larger capitalization issuers or investment grade debt securities, including U.S. Government Securities, commercial paper and other short-term corporate and bank obligations. The Portfolio may also invest up to 15% of its total assets, determined at the time of each purchase, in foreign equity or debt securities. See "Foreign Securities." For temporary defensive purposes, the Portfolio may invest without limitation in larger capitalization companies and in the above-referenced debt securities, including short-term money market instruments, or hold its assets in cash.

  The equity securities in which the Portfolio may invest include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, rights and warrants, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). For purposes of the Portfolio's investment policies, a medium capitalization company is considered one that, at the time of investment, has a market capitalization in the range of companies represented in the Russell Midcap Index. The Russell Midcap Index is currently composed of common stocks of domestic companies with market capitalizations ranging generally between $1 billion and $5 billion. The Portfolio is not an index fund and may invest in securities whether or not they are included in the Russell Midcap Index.

  OTHER TECHNIQUES. The Portfolio may borrow for investment purposes in an amount up to 33 1/3% of the value of its total assets. See "Borrowing" below. The Portfolio may enter into reverse repurchase agreements with banks, brokers or dealers. The Portfolio may also engage in "short sales," in which the Portfolio sells a security it does not own, and "short sales against the box," in which the Portfolio sells short a security it owns, provided that no such sales will be made if the total market value of all securities sold short would exceed 25% of the Portfolio's net assets. See "Short Sales" below. The Portfolio may also lend portfolio securities up to 33 1/3% of the value of the Portfolio's total assets. See "Loans of Portfolio Securities" below.

  In pursuing its investment objective, the Portfolio may also purchase and sell put and call options on securities, stock indexes and foreign currencies and may purchase cash-settled options on interest rate swaps and equity index swaps. In addition, the Portfolio may purchase or sell futures contracts on securities, stock indexes, currency futures, and options thereon. The Portfolio may engage in foreign currency transactions: (1) to fix in U.S. dollars the value of a security the Portfolio has agreed to buy or sell between the trade and settlement dates; and (2) to hedge the U.S. dollar value of securities the Portfolio already owns. The Portfolio may also invest in equity real estate investment trusts ("REITs"), although it currently intends to limit its investments in REITs to no more than 5% of its assets. The Portfolio may also invest in repurchase agreements, illiquid securities (up to 15% of its net assets) and restricted securities.

LARGE-CAP VALUE PORTFOLIO

  INVESTMENT OBJECTIVE. Long-term growth of capital. Current income is a secondary objective.

  INVESTMENT POLICIES. The Portfolio pursues its investment objectives primarily through investment in equity securities, consisting of common stock and preferred stock of companies with large market capitalizations.

  In selecting investments for the Portfolio, the Portfolio Manager generally seeks companies: (1) whose share prices appear undervalued in relation to the company's assets, or whose share prices appear to disregard factors such as an anticipated reversal of an unfavorable industry trend, lack of investor recognition or disapproving earnings believed to be temporary; (2) that are experiencing, or may experience in the future, changes in management or management policies, corporate structure or control, capitalization, regulatory environment, or other circumstances which could be expected to favor the company's earnings or market price of its shares; or (3) having growth potential due to technological advances, new methods in marketing or production, new or unique products or services, changes in demand for products or services or other significant new developments.

  For purposes of the Portfolio's investment policies, companies with large market capitalization are considered those represented in the Standard & Poors 500 Composite Index, generally with market capitalizations in excess of $5 billion.

  A portion of the Portfolio's assets may be invested in short-term fixed-income securities, such as repurchase agreements, cash or cash equivalents, to meet operating expenses, to serve as collateral in connection with certain investment techniques, or to meet anticipated redemption requests. When the Portfolio Manager deems it consistent with the Portfolio's secondary objective of current income or during temporary defensive periods, the Portfolio may invest without limitation in fixed-income securities and cash or cash equivalents.

  OTHER TECHNIQUES. The Portfolio may invest up to 20% of its net assets, measured at the time of investment, in foreign companies. The Portfolio may invest without limit in convertible securities rated below investment grade, and may, from time to time, invest up to 5% of its net assets in non-convertible debt securities rated below investment grade by Standard & Poors and Moody's. The Portfolio may also lend portfolio securities up to 33 1/3% of the Portfolio's total assets. See "Loans of Portfolio Securities," below.

  The Portfolio may purchase put and call options on securities and on securities indexes. The Portfolio may also enter into the following: stock, index and currency futures contracts and options thereon and currency forward contracts, currency swaps, and options on currencies. The Portfolio may enter into stock index futures as an adjunct to its securities activities and may enter into currency-related transactions to hedge against currency risk. The Portfolio may also invest in illiquid securities (up to 15% of its net assets) and in restricted securities.

SMALL-CAP INDEX PORTFOLIO

  INVESTMENT OBJECTIVE. Provide investment results that correspond to the total return of an index of small capitalization companies.

  INVESTMENT POLICIES. The Portfolio seeks to replicate as closely as possible (while minimizing transactional costs and other expenses) the total return of the Russell 2000 Small-Cap Index ("Russell 2000"), which is an index composed of approximately 2,000 small-capitalization common stocks. Under normal conditions, the Portfolio invests 80% of the value of its total assets in the common stock of companies included in the Russell 2000. The stocks of the Russell 2000 to be included in the Portfolio will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Portfolio so that various industry weightings, market capitalizations and fundamental characteristics, such as price-to-book, price-to-earnings, and debt-to-asset ratios and dividend yields closely approximate those of the Russell 2000. There is no fixed number of component stocks in which the Portfolio will invest.

  The Portfolio will be managed in an attempt to minimize the degree to which the investment results of the Portfolio (before taking into account the Portfolio's expenses) differ from the results of the Russell 2000 ("tracking error"). The degree to which the Portfolio correlates with the Russell 2000 will depend upon the size and cash flow of the Portfolio, the liquidity of the securities represented in the Russell 2000, and the Portfolio's expenses, among other factors. The Portfolio's ability to track the Russell 2000 may be affected by, among other things, advisory fees, transaction costs, administration and other expenses incurred by the Portfolio (which are not incurred by or reflected in the investment results of the Russell 2000), changes in either the composition of the Russell 2000 or the assets of the Portfolio, and the timing and amount of investor contributions and withdrawals.

  The composition of the Portfolio's securities may be rebalanced by the Portfolio Manager at such times as it deems advisable in order to minimize tracking error. No attempt is made, however, to "manage" the Portfolio in the traditional sense, such as by using economic, financial, and market analysis, nor will the adverse financial situation of a company directly result in its elimination from the Portfolio unless, of course, the company is removed from the Russell 2000. From time to time, administrative adjustments may be made in the Portfolio because of mergers, changes in the composition of the Russell 2000, and similar reasons, but such changes should be infrequent and the attendant costs minimized. Due to tracking error, transactional costs, and other expenses, the return on the Portfolio is expected to be lower than the return on the Russell 2000.

  ABOUT THE RUSSELL 2000: The Russell 2000 is composed of approximately 2,000 small-capitalization common stocks selected by the Frank Russell Company ("Frank Russell"). Frank Russell may, from time to time, adjust the composition of common stocks in the Russell 2000. Inclusion of a stock in the Russell 2000 in no way implies an opinion by Frank Russell as to its attractiveness as an investment. As of June 30, 1998, the average market capitalization of the Russell 2000 was $1 billion and the weighted average market capitalization of the Russell 2000 was $790 million. A company's stock market capitalization is the total market value of its outstanding shares. The Portfolio is neither sponsored by, nor affiliated with, the Frank Russell Company.

  OTHER TECHNIQUES. The Portfolio may purchase and sell stock index futures and options thereon and options on stock indexes that are based on the Russell 2000 or other indexes of small capitalization companies. The Portfolio may use these techniques as an adjunct to its securities activities.

  The Portfolio may invest in foreign equity securities if U.S. exchange listed to the extent included in the Russell 2000. The Portfolio may also lend portfolio securities up to 33 1/3% of its total assets. See "Loans of Portfolio Securities," below. The Portfolio also is permitted to invest in when-issued and delayed delivery-securities, warrants, and securities that are convertible into common stock. The Portfolio may also invest in illiquid securities (up to 15% of its net assets) and in restricted securities.

  The Portfolio may maintain a portion of its assets in short-term debt securities and money market instruments to meet redemption requests or pending investment in the securities of the Russell 2000. These investments will not be made in anticipation of a general decline in the market price of stocks in which the Portfolio invests. A defensive investment posture is precluded by the investment objective of providing investment results that correspond to the total return performance of common stocks in an index of small capitalization companies. Accordingly, investors in the Portfolio bear the risk of general declines in stock prices in the stock markets.

REIT PORTFOLIO

  INVESTMENT OBJECTIVES. Current income and long-term capital appreciation.

  INVESTMENT POLICIES. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of the value of its assets in securities of real estate investment trusts ("REITs"). The Portfolio may also invest in equity securities of companies principally engaged in the U.S. real estate industry. Through investment in the real estate related securities, the Portfolio seeks gross income that exceeds the composite dividend yield of securities comprising the Standard & Poors 500 Stock Index. The Portfolio is not classified as "diversified". See "Non-Diversification" below.

  A substantial portion of the Portfolio's assets will be invested in REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests.

  For purposes of the Portfolio's investment policies, a company is principally engaged in the real estate industry if: (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate, or
(ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. For example, companies in the real estate industry may include, among others: real estate development companies, real estate operating companies, companies principally engaged in the ownership of income-producing real property, specialized ownership vehicles, and companies with substantial real estate holdings, such as hotel companies, residential builders and land-rich companies. The Portfolio may invest in companies principally engaged in the U.S. real estate industry, although this may include foreign companies as well.

  During periods when the Portfolio Manager believes that changes in economic, financial, or political conditions make it advisable, the Portfolio may, for temporary defensive purposes, invest up to 100% of its total assets in investment grade short-term and medium-term debt obligations or hold cash.

  OTHER TECHNIQUES. The Portfolio may buy and sell put and call options on securities. The Portfolio may also purchase and sell futures contracts on interest rates. The Portfolio may invest in the following: repurchase agreements; interest rate derivative products, such as swaps, caps, collars, and floors; and structured notes. The Portfolio may also lend portfolio securities up to 33 1/3% of its total assets. See "Loans of Portfolio Securities".

  THE FIRST PARAGRAPH UNDER "ALL PORTFOLIOS: DIVERSIFICATION AND CHANGES IN POLICIES" IS AMENDED TO READ:

  DIVERSIFICATION. Each of the Portfolios, except the REIT Portfolio, are diversified, so that with respect to 75% of the assets of each Portfolio (100% for the Money Market Portfolio), it may not invest more than 5% of its assets (taken at market value at the time of investment) in securities of any one issuer, except that this restriction does not apply to U.S. Government securities.

  THE FOLLOWING PARAGRAPH IS ADDED AFTER THE FIRST PARAGRAPH UNDER "ALL
PORTFOLIOS: DIVERSIFICATION AND CHANGES IN POLICIES":

  NON-DIVERSIFICATION. The REIT Portfolio is "non-diversified", which means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, to meet Federal tax requirements, a Portfolio may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, no more than 5% of its total assets invested in any one issuer, except that this restriction does not apply to U.S. Government securities. Nonetheless, because this Portfolio may invest in a smaller number of companies than a diversified fund, an investment in this Portfolio may, under certain circumstances, present greater risk to an investor than an investment in a diversified fund. This risk includes greater exposure to potential poor earnings or default of fewer issuers than would be the case for a more diversified fund.

  THE THIRD PARAGRAPH (FORMERLY THE SECOND PARAGRAPH) IS AMENDED BY THE ADDITION OF THE CAPTION "CHANGES IN POLICIES".

"SECURITIES AND INVESTMENT TECHNIQUES" IS AMENDED AS FOLLOWS:

  THE FIFTH SENTENCE OF THE FIRST PARAGRAPH UNDER "DERIVATIVES" IS AMENDED TO
READ:

  However, the Portfolios are not permitted to engage in leveraging transactions, except for the Mid-Cap Value Portfolio.

  AFTER "DERIVATIVES", THE FOLLOWING IS ADDED:

  REAL ESTATE INVESTMENT TRUSTS. Real estate investment trusts ("REITs") are primary investments for the REIT Portfolio. The Large-Cap Value and Mid-Cap Value Portfolios may also invest in equity REITs.

  REITs pool investors' funds for investment primarily in income-producing real estate or in loans or interests related to real estate. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to changes in the value of their underlying properties, defaults by borrowers, and to self-liquidations. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITS may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs are dependent upon specialized management skills and incur management expenses. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or its failure to maintain an exemption from registration under the 1940 Act.

  THE FIRST PARAGRAPH UNDER "MORTGAGE-RELATED SECURITIES" IS AMENDED TO INCLUDE THE MID-CAP VALUE AND LARGE-CAP VALUE PORTFOLIOS.

  THE FIRST PARAGRAPH UNDER "HIGH YIELD BONDS" IS AMENDED TO READ:

  APPLICABLE PORTFOLIOS. High Yield Bond, Managed Bond (up to 10% of its assets), Equity Income, Multi-Strategy, Growth LT (up to 10% of its assets), Large-Cap Value (no limit on convertible high yield securities and up to 5% of its assets in non-convertible high yield securities), Bond and Income (up to 20% of its assets), and International Portfolios (up to 5% of its assets).

  THE FIRST PARAGRAPH UNDER "SMALL-CAPITALIZATION STOCKS" IS AMENDED TO READ:

  APPLICABLE PORTFOLIOS. Growth, Aggressive Equity, Growth LT, Equity, Small-Cap Index, and Emerging Markets Portfolios, and to a lesser degree, Equity Income, Multi-Strategy, Mid-Cap Value and Large-Cap Value Portfolios.

  AFTER THE FIRST PARAGRAPH UNDER "BORROWING", THE FOLLOWING PARAGRAPH IS
ADDED:

  The Mid-Cap Value Portfolio may borrow for investment purposes ("leveraging") to the extent permitted under the 1940 Act, which permits an investment company to engage in borrowing, provided that it maintains continuous asset coverage of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Mid-Cap Value Portfolio may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and to restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

  AFTER "BORROWING", THE FOLLOWING SECTION IS ADDED:

LOANS OF PORTFOLIO SECURITIES

APPLICABLE PORTFOLIO: All Portfolios.

  For the purpose of realizing additional income, each Portfolio may make secured loans of its portfolio securities to broker-dealers or U.S. banks provided: (i) such loans are secured continuously by collateral consisting of cash, cash equivalents, or U.S. Government securities maintained on a daily marked-to-market basis in an amount or at a market value at least equal to the current market value of the securities loaned; (ii) the Portfolio may at any time call such loans and obtain the securities loaned; (iii) the Portfolio will receive an amount in cash at least equal to the interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Portfolio with respect to the Small-Cap Index, Mid-Cap Value, Large-Cap Value, and REIT Portfolios, and 25% of the total assets of the Portfolio with respect to all other Portfolios. It is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that the borrower will be paid a premium for the loan. It should be noted that, in connection with the lending of its portfolio securities, a Portfolio is exposed to the risk of delay in recovery or of non-recovery of the securities loaned or possible loss of rights in the collateral should the borrower become insolvent. The Fund has contracted with State Street Bank & Trust Company to engage in securities lending of domestic securities and Chase Manhattan Bank to engage in securities lending of foreign securities (collectively, the "Lending Agents"). In determining whether to lend securities, the Lending Agents consider all relevant facts and circumstances, including the creditworthiness of the borrower. Voting rights attached to the loaned securities may pass to the borrower with the lending of portfolio securities. The Portfolio may recall securities if the Portfolio Manager wishes to vote on matters put before shareholders.

SHORT SALES

APPLICABLE PORTFOLIO: Mid-Cap Value Portfolio.

  A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price. Even during normal or favorable market conditions, the Portfolio may make short sales in an attempt to maintain portfolio flexibility and facilitate the rapid implementation of investment strategies if the Portfolio Manager believes that the price of a particular security or group of securities is likely to decline.

  When the Portfolio makes a short sale, the Portfolio must arrange through a broker to borrow the security to deliver to the buyer; and, in so doing, the Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. The Portfolio may have to pay a premium to borrow the security. The Portfolio must also pay any dividends or interest payable on the security until the Portfolio replaces the security.

  The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with the broker, consisting of cash, U.S. Government securities or other securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to deposit collateral consisting of cash or liquid securities, marked-to-market daily, in a segregated account with its custodian in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short.

  THE FIRST PARAGRAPH UNDER "ILLIQUID AND RESTRICTED SECURITIES" IS AMENDED TO
READ:

  APPLICABLE PORTFOLIOS. All Portfolios may acquire illiquid securities. All Portfolios except the Equity Index Portfolio may acquire restricted securities.

  THE FIRST PARAGRAPH UNDER "FOREIGN SECURITIES" IS AMENDED BY ADDING THE
FOLLOWING:

  The Large-Cap Value Portfolio may invest up to 20% of its assets of securities located in foreign countries. The Mid-Cap Value Portfolio may invest up to 15% of its assets in foreign equity or debt securities.

  THE FIRST PARAGRAPH UNDER "FORWARD FOREIGN CURRENCY CONTRACTS" IS AMENDED TO INCLUDE THE MID-CAP VALUE PORTFOLIO AND THE LARGE-CAP VALUE PORTFOLIO.

  THE FIRST, SECOND AND THIRD SENTENCES IN THE FIRST PARAGRAPH UNDER "OPTIONS" ARE AMENDED TO INCLUDE THE MID-CAP VALUE PORTFOLIO, THE LARGE-CAP VALUE PORTFOLIO, AND THE SMALL-CAP INDEX PORTFOLIO.

  THE FIRST PARAGRAPH UNDER "FOREIGN CURRENCY OPTIONS" IS AMENDED TO INCLUDE THE MID-CAP VALUE PORTFOLIO AND THE LARGE-CAP VALUE PORTFOLIO.

  THE FIRST PARAGRAPH UNDER "SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS" IS AMENDED TO INCLUDE THE MID-CAP VALUE PORTFOLIO.

  THE SECOND AND THIRD SENTENCES OF THE FIRST PARAGRAPH UNDER THE "FUTURES CONTRACTS AND FUTURES OPTIONS" ARE AMENDED TO INCLUDE THE MID-CAP VALUE, LARGE-CAP VALUE AND THE SMALL-CAP INDEX PORTFOLIOS.

  THE FIRST PARAGRAPH UNDER "FUTURES CONTRACTS AND FUTURES OPTIONS" IS AMENDED BY ADDING:

  The Small-Cap Index Portfolio may invest in securities index futures contracts and related options. provided that not more than 5% of its assets are required as a margin deposit for futures contracts or options, and provided that not more than 20% of the Portfolio's assets are invested in futures and options at any time.

  THE FIRST SENTENCE OF THE "FOREIGN FUTURES" PARAGRAPH UNDER "FUTURES CONTRACTS AND FUTURES OPTIONS" IS AMENDED TO INCLUDE THE MID-CAP VALUE PORTFOLIO.

"ORGANIZATION AND MANAGEMENT OF THE FUND" IS AMENDED AS FOLLOWS:

  THE HEADING "WHO IS THE PORTFOLIO MANAGER OF THE EQUITY INDEX PORTFOLIO" IS AMENDED TO READ:

  WHO IS THE PORTFOLIO MANAGER OF THE EQUITY INDEX AND SMALL-CAP INDEX
PORTFOLIOS?

  THE FOLLOWING IS ADDED UNDER THE SECOND PARAGRAPH UNDER "WHO IS THE PORTFOLIO MANAGER OF THE EQUITY INDEX AND SMALL-CAP PORTFOLIOS":

  For the services provided, Pacific Life will pay BTCo, at the beginning of each calendar quarter, a fee based upon an annual percentage of the combined daily net assets of the Equity Index and Small-Cap Index Portfolios, according to the following schedule, subject to a minimum annual fee of $100,000:

                  EQUITY INDEX AND SMALL-CAP INDEX PORTFOLIOS

                                                                BREAK POINT
      RATE (%)                                                    (ASSETS)
      --------                                                  -----------
       .08%............................................... On first $100 million
       .04%............................................... On next $100 million
       .02%............................................... On excess

  THE HEADING "WHO IS THE PORTFOLIO MANAGER OF THE INTERNATIONAL PORTFOLIO" AND FIRST SENTENCE THEREUNDER ARE AMENDED TO READ:

  WHO IS THE PORTFOLIO MANAGER OF THE INTERNATIONAL AND REIT
PORTFOLIOS? Morgan Stanley Asset Management Inc. ("Morgan Stanley"), a subsidiary of Morgan Stanley Dean Witter & Co., whose address is 1221 Avenue of the Americas, New York, New York 10020.

  THE FOLLOWING IS ADDED UNDER THE SECOND PARAGRAPH UNDER "WHO IS THE PORTFOLIO MANAGER OF THE INTERNATIONAL AND REIT PORTFOLIOS":

  Pacific Life will pay Morgan Stanley a fee based upon an annual percentage of the average daily net assets of the REIT Portfolio according to the following schedule:

                                REIT PORTFOLIO

                                                              BREAK POINT
      RATE (%)                                                  (ASSETS)
      --------                                                -----------
       .60%........................................... On first $100 million
       .45%........................................... On next $150 million
       .40%........................................... On next $250 million
       .35%........................................... On next $500 million
       .30%........................................... On excess over $1 billion

  THE HEADING "WHO AT MORGAN STANLEY MANAGES THE INTERNATIONAL PORTFOLIO" IS AMENDED TO READ:

  WHO AT MORGAN STANLEY MANAGES THE INTERNATIONAL AND REIT PORTFOLIOS?

  THE FOLLOWING PARAGRAPHS ARE ADDED UNDER THE SECTION ENTITLED "WHO AT MORGAN STANLEY MANAGES THE INTERNATIONAL AND REIT PORTFOLIOS":

  Russell Platt, a Managing Director of Morgan Stanley, and Theodore Bigman, a Principal of Morgan Stanley, are primarily responsible for the day-to-day investment management of the Real Estate Investment Trust Portfolio. Mr. Platt joined Morgan Stanley Dean Witter & Co. in 1982 and, together with Mr. Bigman, has primary responsibility for managing the global real estate investment business for Morgan Stanley. Morgan Stanley manages over $2 billion in real estate securities worldwide for institutional and individual investors.
Mr. Platt also serves as a member of the Investment Committee of The Morgan Stanley Real Estate Fund (MSREF), a limited partnership engaged in the acquisition of real estate assets, portfolios and real estate operating companies. Mr. Platt holds a B.A. in Economics from Williams College and an M.B.A. from Harvard Business School.

  Theodore Bigman is a member of the National Association of Real Estate Investment Trusts. Prior to joining Morgan Stanley, he was a Director at CS First Boston, where he worked for eight years in the real estate group.

He established and managed the REIT effort at CS First Boston, and had primary responsibility for $2.5 billion of initial public offerings by real estate investment trusts. Previously, he had extensive real estate experience in a wide variety of transactions involving the financing and sale of both individual assets and portfolios of real estate assets as well as the acquisition of several real estate companies. Mr. Bigman holds a B.A. in Economics from Brandeis University and an M.B.A. from Harvard University.

  THE FOLLOWING PARAGRAPHS ARE ADDED:

  WHO IS THE PORTFOLIO MANAGER FOR THE MID-CAP VALUE PORTFOLIO? Lazard Asset Management ("Lazard"), a division of Lazard Freres & Co. LLC ("Lazard Freres"). Lazard Freres, a New York limited liability company, is a registered investment adviser with the Securities and Exchange Commission (the "Commission") and is a member of the New York, American and Midwest Stock Exchanges. Lazard Freres provides its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $67 billion as of June 30, 1998. Lazard's clients are both individuals and institutions, some of whose accounts have investment policies similar to those of the Portfolio.

  WHO AT LAZARD MANAGES THE MID-CAP VALUE PORTFOLIO? Herbert W. Gullquist, Managing Director of Lazard Freres, is Chief Investment Officer of Lazard and a Vice-Chairman of Lazard Freres. He has 37 years of investment experience. Prior to joining Lazard Freres in 1982, Mr. Gullquist served as a General Partner of Oppenheimer & Company Inc. and as a Managing Director and the Chief Investment Officer of Oppenheimer Capital Corp. He had previously been Founder, Director and Senior Investment Officer with Stuyvesant Asset Management. Prior to that, he was Vice President in charge of the discretionary pension fund group at First National Bank of Chicago. He holds a B.A. from Northwestern University. Mr. Gullquist is responsible for monitoring all investment activity to ensure adherence to Lazard's investment philosophy and guidelines. Mr. Gullquist is supported by Eileen D. Alexanderson. Ms. Alexanderson is a Managing Director responsible for U.S./global equity management and overseeing the day-to-day operations of the U.S. small-cap and U.S. mid-cap equity investment teams. Ms. Alexanderson joined the firm in 1979 and has 18 years of investment experience. She is a CFA and holds a B.S. from St. John's University.

  For the services provided, Pacific Life pays Lazard a fee based upon an annual percentage of the average daily net assets of the Mid-Cap Value Portfolio according to the following schedule:

                            MID-CAP VALUE PORTFOLIO

                                                                BREAK POINT
      RATE (%)                                                    (ASSETS)
      --------                                                  -----------
       .55%............................................... On first $200 million
       .50%............................................... On next $200 million
       .45%............................................... On next $200 million
       .40%............................................... On next $200 million
       .30%............................................... On next $200 million
       .25%............................................... On excess

  WHO IS THE PORTFOLIO MANAGER FOR THE LARGE-CAP VALUE PORTFOLIO? Salomon Brothers Asset Management Inc. ("SBAM"), a wholly-owned subsidiary of Salomon Brothers Holding Company Inc, which is wholly-owned by Salomon Smith Barney Holdings Inc. which is, in turn, wholly-owned by Travelers Group, Inc. SBAM was incorporated in 1987 and, together with SBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed-income and equity investment advisory services to various individuals and institutional clients located throughout the world, and serves as investment adviser to various investment companies. As of March 31, 1998, SBAM and such affiliates managed approximately $27 billion of assets.

  On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of Travelers and Citicorp. Upon consummation of the merger, it is anticipated that SBAM and its affiliates would be wholly-owned subsidiaries of the merged corporation. The surviving corporation would be a bank holding company, subject to regulation under the Bank Holding Company Act of 1956 ("BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations, assuming such laws remain in effect. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, SBAM has informed Pacific Life that it does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Portfolio with the same level of investment advisory services currently offered.

  WHO AT SBAM MANAGES THE LARGE-CAP VALUE PORTFOLIO? SBAM employs a team approach to the management of the U.S. Large-Cap Equity portfolios. The team consists of individuals with industry knowledge and with experience and expertise in both fundamental and quantitative analysis. The team is led by Jack Cunningham, Vice President and Portfolio Manager. Mr. Cunningham is responsible for directing investment policy and strategy. Mr. Cunningham is supported by a team of 18 experienced U.S. Equity professionals who have specific fundamental and quantitative research skills for all stages of SBAM's equity investment process. Mr. Cunningham is a co-portfolio manager of the Salomon Brothers Investors Fund and an equity analyst responsible for covering the food and tobacco, restaurants, REITS, and real estate industries. Prior to joining SBAM, Mr. Cunningham worked as an investment banker and financial analyst for Salomon Brothers Energy Group. Mr. Cunningham holds a B.A. in English from the University of Virginia and a M.B.A. from the Amos Tuck School at Dartmouth College.

  For the services provided, Pacific Life pays SBAM a fee based upon an annual percentage of the average daily net assets of the Large-Cap Value Portfolio according to the following schedule:

                           LARGE-CAP VALUE PORTFOLIO

                                                                BREAK POINT
      RATE (%)                                                    (ASSETS)
      --------                                                  -----------
       .45%............................................... On first $100 million
       .40%............................................... On next $100 million
       .35%............................................... On next $200 million
       .30%............................................... On next $350 million
       .25%............................................... On next $250 million
       .20%............................................... On excess

  THE FOLLOWING PARAGRAPHS ARE ADDED AT THE END OF THE SECTION ENTITLED "HOW HAS THE FUND SECURED THE SERVICES OF THE INVESTMENT ADVISER AND THE PORTFOLIO MANAGERS?":

  The Fund intends to apply to the Securities and Exchange Commission (the "SEC") for an exemptive order from the 1940 Act that will permit the Fund and the Adviser to enter into and materially amend portfolio management agreements with new or existing portfolio managers without such agreements or amendments being approved by the pertinent Portfolio's shareholders, except that this order would not apply to portfolio management agreements with an affiliated person of Pacific Life. If this order is obtained, the Fund or the Adviser could terminate a portfolio management agreement with an existing portfolio manager and engage a new portfolio manager, or materially amend a portfolio management agreement, without shareholder approval of the new portfolio management agreement or the amendment.

  It is anticipated that prior to operating the Fund in a manner that would not require shareholder approval of portfolio management agreements as described above, any such exemptive order would require shareholder approval of this method of operation itself. However, shareholder approval of this method of operation may not be necessary for the Mid-Cap Value, Large-Cap Value, Small-Cap Index, and REIT Portfolios, and thus, these Portfolios could be operated under the method of operation described above upon effectiveness of the exemptive order. There can be no assurance that any such exemptive order would be issued by the SEC.

  It is anticipated that if the exemptive order is granted, notice to shareholders would be required of new portfolio management agreements or material amendments to portfolio management agreements. Any material changes to the Investment Advisory Agreement between the Fund and Pacific Life would not be subject to the exemptive order, and therefore, would still require shareholder approval.

  THE THIRD AND LAST TWO SENTENCES UNDER "HOW MUCH DOES THE FUND PAY FOR THE ADVISORY SERVICES OF PACIFIC LIFE AND THE PORTFOLIO MANAGERS?" ARE DELETED AND THE FOLLOWING IS ADDED:

  For the Mid-Cap Value, International, and Large-Cap Value Portfolios, the Fund pays .85% of the average daily net assets of the Portfolio. For the REIT and Emerging Markets Portfolios, the Fund pays 1.10% of the average daily net assets of the Portfolio. For the Small-Cap Index and Equity Index Portfolios, the Fund pays 50% of the combined average daily net assets of the Portfolios.

  THE FOLLOWING SECTIONS ARE ADDED UNDER "TOTAL RETURN":

  PRIOR PERFORMANCE OF ACCOUNTS MANAGED BY LAZARD ASSET MANAGEMENT THAT ARE COMPARABLE TO THE MID-CAP VALUE PORTFOLIO

  The table below sets forth the performance data relating to the historical performance of a composite of accounts (the "Lazard Composite") managed by Lazard which have substantially similar investment objectives, policies, and strategies to those of the Mid-Cap Value Portfolio (except that leverage has not been used for the portfolios in the Lazard Composite). The Lazard Composite currently consists of 5 advisory accounts. The performance information for the Lazard Composite is presented in two forms: (1) the first column reflects average fees and expenses charged to the accounts in the Lazard Composite and (2) the second column uses the gross performance of the Lazard Composite, adjusted to reflect the estimated fees and expenses of the Mid-Cap Value Portfolio. The expenses shown for the Lazard Composite include investment advisory fees, but do not include custody fees or other expenses for mutual funds which, if included, would lessen performance and which are expenses the Mid-Cap Value Portfolio bears. The returns of the individual portfolios within the Lazard Composite are time-weighted, use trade date accounting, are based upon monthly portfolio valuations, and include the reinvestment of all earnings as of the payment date.

  The Lazard Composite data was calculated using the methodology recommended by the Association for Investment Management and Research ("AIMR"). The returns from January 1, 1996 to December 31, 1997 have been audited for compliance with the AIMR standards. The portfolios included in the Lazard Composite consist of all fully discretionary, fee-paying, institutional U.S. tax-exempt portfolios with a U.S. Mid-Cap equity investment mandate and a minimum of $5 million in assets under management by Lazard for a period of at least 6 full calendar months prior to January 1, 1998 or at least 3 full calendar months thereafter. (The Composite does not include the performance of any mutual funds.)

  Because of the differences in computation methods, such as the method or frequency of reinvesting dividends or measuring gains, the data for the comparable accounts shown below may not be precisely comparable to performance data for a mutual fund. In addition, the performance data for the advisory accounts included in the Lazard Composite may not be representative of the Mid-Cap Value Portfolio because those accounts may not be subject to the obligation to redeem shares upon request and to meet diversification requirements, specific tax restrictions and investment limitations imposed on the Mid-Cap Value Portfolio by the 1940 Act or Subchapter M of the Internal Revenue Code, which, if imposed, could have adversely affected the performance. In addition, if the asset size of the comparable accounts varies from that of the Mid-Cap Value Portfolio, this might reduce the comparability of the Mid-Cap Value Portfolio's performance to that of the comparable accounts. Moreover, the Mid-Cap Value Portfolio's future investments will not necessarily be identical to those of the comparable accounts. Investors should also be aware that the use of a methodology different from that used to calculate the returns of the Lazard Composite could result in different performance data.

  THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE MID-CAP VALUE PORTFOLIO OR ANY OTHER PORTFOLIO OF THE FUND AND ARE NOT INTENDED TO PREDICT OR SUGGEST RETURNS THAT MIGHT BE EXPERIENCED BY THE MID-CAP VALUE PORTFOLIO OR AN INDIVIDUAL INVESTOR HAVING AN INTEREST IN THE MID-CAP VALUE PORTFOLIO. THESE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS WHICH WILL VARY. THIS PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION FOR SEPARATE ACCOUNT OR CONTRACT LEVEL CHARGES.

           TOTAL RETURN FOR THE LAZARD U.S. MID-CAP EQUITY COMPOSITE
                         AND THE RUSSELL MIDCAP INDEX

                                               LAZARD U.S. MID-CAP EQUITY
                          LAZARD U.S. MID-    COMPOSITE ADJUSTED TO REFLECT
                             CAP EQUITY     ESTIMATED EXPENSES OF THE MID-CAP
                             COMPOSITE*              VALUE PORTFOLIO          RUSSELL MIDCAP INDEX+
                         ------------------ --------------------------------- ---------------------
                         ANNUAL & QUARTERLY        ANNUAL & QUARTERLY          ANNUAL & QUARTERLY
          YEAR             TOTAL RETURN (%)          TOTAL RETURN (%)            TOTAL RETURN (%)
          ----           ------------------ --------------------------------- ---------------------
1998
 2nd Qtr................       -6.48                      -6.69                       -1.51
 1st Qtr................       14.32                      14.19                       10.81
1997
 Year...................       28.46                      27.83                       29.01
 4th Qtr................       -2.49                      -2.62                        1.11
 3rd Qtr................       11.44                      11.27                       13.28
 2nd Qtr................       15.03                      14.83                       13.56
 1st Qtr................        2.77                       2.58                       -0.82
1996
 Year...................       24.70                      24.06                       19.00
 4th Qtr................        8.53                       8.33                        5.85
 3rd Qtr................        2.80                       2.63                        3.13
 2nd Qtr................        2.21                       2.05                        2.82
 1st Qtr................        9.35                       9.20                        6.02
                           AVERAGE ANNUAL            AVERAGE ANNUAL              AVERAGE ANNUAL
      TIME PERIOD         TOTAL RETURN (%)          TOTAL RETURN (%)            TOTAL RETURN (%)
      -----------        ------------------ --------------------------------- ---------------------
1 Year ending 6/30/98...       16.18                      15.57                       25.00
Inception (1/1/96) to
 6/30/98................       24.00                      23.37                       22.93

--------
* Return reflects the average investment advisory fees and expenses charged to the accounts in the Lazard Composite. Expenses do not include the expenses for custody (or other expenses for mutual funds) which if included, could lessen performance and which are expenses that the Mid-Cap Value Portfolio bears.

+ The Russell Midcap Index measures the performance of the 800 smallest companies of the Russell 1000 Index (an index comprised of the 1,000 largest companies in the Russell 3000 Index in terms of market capitalization), which represents approximately 35% of the total market capitalization of the Russell 1000 Index. As of June 30, 1998, the average market capitalization of the Russell Midcap Index was approximately $3.7 billion and the median capitalization was approximately $2.9 billion, and the largest company in the index had an approximate market capitalization of $10.3 billion. For purposes of calculating total return, dividends declared by any company in the Russell Midcap Index are reinvested on the ex-dividend date. The Russell Midcap Index is unmanaged.

  PRIOR PERFORMANCE OF A FUND MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC THAT IS COMPARABLE TO THE LARGE-CAP VALUE PORTFOLIO

  The table below sets forth the performance data relating to the historical performance of the Salomon Brothers Investors Fund ("the Salomon Investors Fund"), a mutual fund managed by SBAM, which has substantially similar investment objectives, policies and strategies to those of the Large-Cap Value Portfolio. The performance information for the Salomon Investors Fund is presented in two forms: (1) the first presentation reflects fees and expenses charged to the Salomon Investors Fund; and (2) the second presentation uses the gross performance of the Salomon Investors Fund adjusted to reflect the estimated fees and expenses of the Large-Cap Value Portfolio.

  THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE LARGE-CAP VALUE PORTFOLIO OR ANY OTHER PORTFOLIO OF THE FUND AND ARE NOT INTENDED TO PREDICT OR SUGGEST RETURNS THAT MIGHT BE EXPERIENCED BY THE LARGE-CAP VALUE PORTFOLIO OR AN INDIVIDUAL INVESTOR HAVING AN INTEREST IN THE LARGE-CAP VALUE PORTFOLIO. THESE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS WHICH WILL VARY. THIS PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION FOR SEPARATE ACCOUNT OR CONTRACT LEVEL CHARGES.

              TOTAL RETURN FOR THE SALOMON FUND AND S&P 500 INDEX

                                                       SALOMON INVESTORS FUND
                         SALOMON INVESTORS FUND     ADJUSTED TO REFLECT ESTIMATED
          YEAR                 (CLASS O)*        EXPENSES OF THE LARGE-CAP PORTFOLIO     S&P 500 INDEX+
          ----           ----------------------- ----------------------------------- -----------------------
                         ANNUAL TOTAL RETURN (%)        ANNUAL TOTAL RETURN (%)      ANNUAL TOTAL RETURN (%)
                         ----------------------- ----------------------------------- -----------------------
1998 (1)................          12.25                         12.18 gross                   17.71
1997....................          26.47                         26.56                         33.36
1996....................          30.55                         30.58                         22.96
1995....................          35.48                         35.73                         37.58
1994....................          (1.26)                        (1.46)                         1.32
1993....................          15.17                         15.08                         10.08
1992....................           7.44                          7.30                          7.62
1991....................          29.31                         29.32                         30.47
                             AVERAGE ANNUAL                AVERAGE ANNUAL                AVERAGE ANNUAL
      TIME PERIOD           TOTAL RETURN (%)              TOTAL RETURN (%)              TOTAL RETURN (%)
      -----------        ----------------------- ----------------------------------- -----------------------
1 Year ending 6/30/98...          23.38                         23.37                         30.16
3 Years ending 6/30/98..          29.04                         29.09                         30.23
5 Years ending 6/30/98..          21.47                         21.47                         23.08
Inception (5/1/90) to
 6/30/98(2).............          18.16                         18.13                         19.42

--------
* Returns reflect the investment advisory fees and operating expenses of the Salomon Fund.

+ The S&P 500 Index measures the performance of approximately 500 large capitalization U.S. companies. As of June 30, 1998, the average market capitalization of the S&P 500 Index was approximately $70.7 billion and the median market capitalization was approximately $49.9 billion. For purposes of calculating total return, dividends declared by any company in the S&P 500 Index are reinvested on the ex-dividend date. The index does not include fees or operating expenses and is not available for investment. The index is compiled by Standard & Poors Corporation ("S&P").

(1) Non-annualized total return through June 30, 1998.

(2) The Fund has been managed by SBAM since May 1, 1990, and was managed by another manager prior to that date.

  PRIOR PERFORMANCE OF A FUND MANAGED BY BANKERS TRUST COMPANY THAT IS COMPARABLE TO THE SMALL-CAP INDEX PORTFOLIO


  The table below sets forth the performance data relating to the historical performance of a portfolio of BT Advisor Funds called the Small-Cap Index Fund (the "BT Advisor Fund"). The BT Advisor Fund is a mutual fund managed by Bankers Trust Company and has substantially similar investment objectives, policies, and strategies to those of the Small-Cap Index Portfolio. The performance information for the BT Advisor Fund is presented in two forms: (1) the first presentation reflects the fees and expenses of the BT Advisor Fund; and (2) the second presentation uses the gross performance of the BT Advisor Funds which is adjusted to reflect the estimated fees and expenses of the Small-Cap Index Portfolio.

  THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE SMALL-CAP INDEX PORTFOLIO OR ANY OTHER PORTFOLIO OF THE FUND AND ARE NOT INTENDED TO PREDICT OR SUGGEST RETURNS THAT MIGHT BE EXPERIENCED BY THE SMALL-CAP INDEX PORTFOLIO OR AN INDIVIDUAL INVESTOR HAVING AN INTEREST IN THE SMALL-CAP INDEX PORTFOLIO. THESE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS WHICH WILL VARY. THIS PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION FOR SEPARATE ACCOUNT OR CONTRACT LEVEL CHARGES.

        TOTAL RETURN FOR THE BT ADVISOR FUND AND THE RUSSELL 2000 INDEX

                                                        BT ADVISOR FUND
                                                 ADJUSTED TO REFLECT ESTIMATED
                            BT ADVISOR FUND     EXPENSES OF THE SMALL-CAP INDEX    RUSSELL 2000
                         (INSTITUTIONAL CLASS)*            PORTFOLIO                  INDEX+
                         ---------------------- ------------------------------- ------------------
                           ANNUAL & QUARTERLY         ANNUAL & QUARTERLY        ANNUAL & QUARTERLY
         PERIOD             TOTAL RETURN (%)           TOTAL RETURN (%)          TOTAL RETURN (%)
         ------          ---------------------- ------------------------------- ------------------
1998
 2nd Qtr................         -5.00                       -5.08                    -4.66
 1st Qtr................          9.70                        9.62                    10.06
1997
 Year...................         23.00                       23.69                    22.36
 4th Qtr. ..............         -3.29                       -3.37                    -3.35
 3rd Qtr. ..............         14.95                       14.87                    14.88
 2nd Qtr................         15.85                       15.77                    16.21
 1st Qtr................         -4.50                       -4.58                    -5.17
1996
 4th Qtr. ..............          4.76                        4.68                     5.19
                          AVERAGE ANNUAL TOTAL          AVERAGE ANNUAL            AVERAGE ANNUAL
      TIME PERIOD              RETURN (%)              TOTAL RETURN (%)          TOTAL RETURN (%)
      -----------        ---------------------- ------------------------------- ------------------
1 Year ending 6/30/98...         15.86                       15.55                    16.51
Inception (7/31/96) to
 6/30/98(1).............         22.58                       22.32                    22.91

--------
* Returns reflect the investment advisory fees and operating expenses of the BT Advisor Fund.

+ The Russell 2000 Index measures performance of approximately 2,000 small capitalization companies. As of December 31, 1997, the dollar weighted average market capitalization of the Russell 2000 Index was approximately $820 million and the dollar weighted median market capitalization was approximately $750 million. For purposes of calculating total return, dividends declared by any company in the Russell 2000 Index are reinvested on the ex-dividend date. The index does not include fees or operating expenses and is not available for investment. The index is compiled by Frank Russell Company.

(1) Actual inception date is 7/10/96; performance calculations begin as of 7/31/96.

  PERFORMANCE OF A FUND MANAGED BY MORGAN STANLEY ASSET MANAGEMENT INC. THAT IS COMPARABLE TO THE REIT PORTFOLIO.

  The table below sets forth the performance of data relating to the historical performance of a portfolio of the Morgan Stanley Institutional Fund, Inc. called (the "Morgan Stanley U.S. Real Estate Fund").

  The Morgan Stanley U.S. Real Estate Fund is a mutual fund managed by MSAM and has substantially similar investment objectives, policies and strategies to those of the REIT Portfolio. The performance of the Morgan Stanley U.S. Real Estate Fund is presented in two forms: (1) the first presentation reflects the fees and expenses of the Morgan Stanley U.S. Real Estate Fund; and (2) the second presentation uses the gross performance of the Morgan Stanley U.S. Real Estate Fund, adjusted to reflect the estimated fees and expenses of the REIT Portfolio.

  THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE REIT PORTFOLIO OR ANY OTHER PORTFOLIO OF THE FUND AND ARE NOT INTENDED TO PREDICT OR SUGGEST RETURNS THAT MIGHT BE EXPERIENCED BY THE REIT PORTFOLIO OR AN INDIVIDUAL INVESTOR HAVING AN INTEREST IN THE REIT PORTFOLIO. THESE TOTAL RETURN FIGURES REPRESENT PAST PERFORMANCE AND DO NOT INDICATE FUTURE RESULTS WHICH WILL VARY. THIS PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION FOR SEPARATE ACCOUNT OR CONTRACT LEVEL CHARGES.

                      TOTAL RETURN OF THE MORGAN STANLEY
                  U.S. REAL ESTATE FUND AND THE NAREIT INDEX

                            MORGAN STANLEY     MORGAN STANLEY U.S. REAL ESTATE FUND
                         U.S. REAL ESTATE FUND   ADJUSTED TO REFLECT ANTICIPATED
                              (CLASS A)*          EXPENSES OF THE REIT PORTFOLIO    NAREIT EQUITY INDEX+
                         --------------------- ------------------------------------ --------------------
                          ANNUAL & QUARTERLY            ANNUAL & QUARTERLY           ANNUAL & QUARTERLY
          YEAR             TOTAL RETURN (%)              TOTAL RETURN (%)             TOTAL RETURN (%)
          ----           --------------------- ------------------------------------ --------------------
1998
 2nd Qtr................        -2.49                         -2.61                        -4.58
 1st Qtr................         1.74                          1.62                        -0.47
1997
 Year...................        27.62                         27.70                        20.29
 4th Qtr. ..............         4.69                          4.57                         1.75
 3rd Qtr. ..............         7.73                          7.60                        11.82
 2nd Qtr................        10.82                         10.70                         4.97
 1st Qtr................         0.60                          0.48                         0.72
1996
 Year...................        39.56                         30.72                        35.26
 4th Qtr. ..............        14.37                         14.25                        18.84
 3rd Qtr. ..............         8.34                          8.22                         6.54
 2nd Qtr................         4.59                          4.47                         4.44
 1st Qtr................         1.78                          1.65                         2.27
1995
 4th Qtr. ..............         7.61                          7.49                         4.14
 3rd Qtr. ..............         6.28                          6.25                         4.70
 2/24/95 - 6/30/95 .....         8.30                          8.25                         5.46
                            AVERAGE ANNUAL                AVERAGE ANNUAL               AVERAGE ANNUAL
      TIME PERIOD          TOTAL RETURN (%)              TOTAL RETURN (%)             TOTAL RETURN (%)
      -----------        --------------------- ------------------------------------ --------------------
1 Year ending 6/30/98...         8.50                          8.43                        18.88
Inception (2/24/95) to          23.81                         23.85                        18.74
 6/30/98................

--------
* Returns reflect the investment advisory fees and operating expenses of the Morgan Stanley U.S. Real Estate Fund.
+ The NAREIT Index measures the performance of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. For purposes of determining total return, dividends are included in the month based upon their payment date; and liquidating dividends, whether full or partial, are treated as income.

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, Accession No. 0001017062-98-000424, as filed on March 2, 1998, and incorporated by reference herein.)

               SUPPLEMENT DATED JANUARY 1, 1999 TO THE STATEMENT
  OF ADDITIONAL INFORMATION FOR PACIFIC SELECT FUND DATED MAY 1, 1998 ("SAI")

  THE FIRST PARAGRAPH OF THE COVER PAGE OF THE STATEMENT OF INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

  The Pacific Select Fund is an open-end investment management company currently offering eighteen separate investment portfolios. The following seventeen of those portfolios are diversified: the Money Market Portfolio; the High Yield Bond Portfolio; the Managed Bond Portfolio; the Government Securities Portfolio; the Growth Portfolio; the Aggressive Equity Portfolio; the Growth LT Portfolio; Mid-Cap Value Portfolio; the Equity Income Portfolio; the Multi-Strategy Portfolio; the Equity Portfolio; the Bond and Income Portfolio; the Equity Index Portfolio; the International Portfolio; the Emerging Markets Portfolio; the Small-Cap Index Portfolio; and Large-Cap Value Portfolio. The REIT Portfolio is non-diversified. The Fund's Adviser is Pacific Life Insurance Company.

  "SECURITIES AND INVESTMENT TECHNIQUES" IS AMENDED AS FOLLOWS:

  THE THIRD SENTENCE OF THE FIRST PARAGRAPH UNDER "MORTGAGE-RELATED SECURITIES" IS AMENDED TO INCLUDE THE MID-CAP VALUE AND LARGE-CAP VALUE PORTFOLIOS.

  THE FIRST PARAGRAPH UNDER "HIGH YIELD BONDS" IS AMENDED TO READ:

  High Yield Bond, Managed Bond (up to 10% of its assets), Equity Income, Multi-Strategy, Growth LT (up to 10% of its assets), Large-Cap Value (no limit on convertible high yield securities, and up to 5% of its assets in non-convertible high yield securities), Bond and Income (up to 20% of its assets), and International Portfolios (up to 5% of its assets), measured at the time of investment, may invest in high risk debt securities rated lower than Baa or BBB, or, if not rated by Moody's or S&P, of equivalent quality (although the Managed Bond Portfolio may not invest in securities rated lower than B) ("high yield bonds," which are commonly referred to as "junk bonds").

"CORPORATE DEBT SECURITIES" IS AMENDED TO READ:

  All Portfolios may invest in U.S. dollar-denominated corporate debt securities of domestic issuers and the Money Market. High Yield Bond, Managed Bond, Government Securities, Aggressive Equity, Growth LT, Mid-Cap Value, Multi-Strategy, Bond and Income, International and Emerging Markets Portfolios may invest in U.S. dollar-denominated debt securities of foreign issuers. The Aggressive Equity, Growth LT, Mid-Cap Value, International, and Emerging Markets Portfolios and, to the extent of 20% of their assets, the Managed Bond and Government Securities Portfolios, and to the extent of 10% of their assets, the Mid-Cap Value, Multi-Strategy and Bond and Income Portfolios may also invest in debt securities of foreign issuers denominated in foreign currencies.

  THE FIRST PARAGRAPH UNDER "BORROWING" IS AMENDED BY ADDING THE FOLLOWING SENTENCE TO THE END OF THE PARAGRAPH:

  As discussed in the Prospectus, the Mid-Cap Value Portfolio may engage in leverage.

  THE FIRST PARAGRAPH UNDER "REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS" IS AMENDED TO INCLUDE THE MID-CAP VALUE PORTFOLIO.

  THE SECTION ENTITLED "SHORT SALES AGAINST THE BOX" IS RENAMED "SHORT SALES", AND THE FIRST SENTENCE IS AMENDED AS FOLLOWS:

  The Mid-Cap Value Portfolio may enter into short sales and, together with the Aggressive Equity and Equity Portfolios, may enter into "short sales against the box."

  THE SECTION ENTITLED "FOREIGN SECURITIES" IS AMENDED BY ADDING THE
FOLLOWING:

  The Large-Cap Value Portfolio may invest up to 20% of its assets of securities located in foreign countries. The Mid-Cap Value Portfolio may invest up to 15% of its assets in foreign equity or debt securities.

  THE FIRST PARAGRAPH UNDER "FOREIGN CURRENCY TRANSACTIONS", AND THE FIRST AND EIGHTH PARAGRAPHS UNDER SUBSECTION "FORWARD FOREIGN CURRENCY CONTRACTS", ARE AMENDED TO INCLUDE THE MID-CAP VALUE AND THE LARGE-CAP VALUE PORTFOLIOS.

  THE FIRST PARAGRAPH UNDER "OPTIONS", AND THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER SUBSECTION "PURCHASING AND WRITING OPTIONS ON SECURITIES", AND THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER SUBSECTION "PURCHASING OPTIONS ON STOCK INDEXES" ARE AMENDED TO INCLUDE THE MID-CAP VALUE, THE LARGE-CAP VALUE, AND THE SMALL-CAP INDEX PORTFOLIOS.

  THE FIRST PARAGRAPH UNDER "OPTIONS ON FOREIGN CURRENCIES" IS AMENDED TO INCLUDE THE MID-CAP VALUE AND THE LARGE-CAP VALUE PORTFOLIO.

  THE FIRST PARAGRAPH UNDER "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS", THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER SUBSECTION "STOCK INDEX FUTURES", AND THE FIRST SENTENCE OF THE FIRST, SECOND AND THIRD PARAGRAPHS UNDER SUBSECTION "FUTURES OPTIONS" ARE AMENDED TO INCLUDE THE MID-CAP VALUE AND THE SMALL-CAP INDEX PORTFOLIOS.

  THE FIRST PARAGRAPH UNDER "FOREIGN CURRENCY FUTURES AND OPTIONS THEREON" IS AMENDED TO INCLUDE THE MID-CAP VALUE AND THE LARGE-CAP VALUE PORTFOLIOS.

  THE FIRST PARAGRAPH UNDER "SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS" IS AMENDED TO INCLUDE THE MID-CAP VALUE PORTFOLIO.

  "WARRANTS AND RIGHTS" IS AMENDED AS FOLLOWS:

  THE FIRST SENTENCE IS AMENDED TO READ:

  The High Yield Bond, Growth LT, Mid-Cap Value, Equity Income, Multi-Strategy, Equity, and Bond and Income Portfolios, may invest in warrants; however, not more than 10% of the market value of a Portfolio's assets (at the time of purchase), and in the case of the Equity Portfolio 5%, may be invested in warrants other than warrants acquired in units or attached to other securities.

  THE FOLLOWING SENTENCE IS ADDED AFTER THE FIRST SENTENCE:

  The Mid-Cap Value Portfolio may invest up to 5% of its total assets in rights.

  "INVESTMENT RESTRICTIONS--FUNDAMENTAL INVESTMENT RESTRICTIONS" IS AMENDED AS
FOLLOWS:

  PARAGRAPH (i) IS AMENDED TO READ:

  (i) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements thereto). This restriction does not apply to the REIT Portfolio, which will normally invest more than 25% of its total assets in securities of issuers of real estate investment trusts and in industries related to real estate.

  PARAGRAPH (ii) IS AMENDED TO READ:

  (ii) except for the REIT Portfolio, with respect to 75% of its total assets, invest in a security if, as result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

  PARAGRAPH (vi) IS AMENDED TO READ:

  (vi) lend any funds or other assets, except that a Portfolio may, consistent with its investment objectives and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities in an amount not to exceed 25% of the value of its total assets (except the Mid-Cap Value, Large-Cap Value, Small-Cap Index and REIT Portfolios are not so limited), provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Fund's Trustees.

  "INVESTMENT RESTRICTIONS--NONFUNDAMENTAL INVESTMENT RESTRICTIONS" IS AMENDED AS FOLLOWS:

  PARAGRAPH (ii) IS AMENDED TO READ:

  (ii) other than the Mid-Cap Value Portfolio, sell securities or property short, except short sales against the box.

  PARAGRAPH (iv) IS AMENDED TO READ:

  (iv) except the Mid-Cap Value Portfolio, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures.

  PARAGRAPH (v) IS AMENDED TO READ:

  (v) except the Mid-Cap Value Portfolio, maintain a short position, or purchase, write, or sell puts, calls, straddles, spreads or combinations thereof, except as set forth in the Prospectus and in the SAI for transactions in options, futures, and options on futures.

  ADDITION OF PARAGRAPH (viii):

  (viii) lend any funds or other assets, except that a Portfolio may, consistent with its investment objectives and policies: (a) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances, and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the Securities and Exchange Commission and the Fund's Trustees.

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits
                   ---------------------------------

                   (a)  Financial Statements

                   Part A:
                   Financial Highlights

                   Part B.

                   The following audited financial statements are incorporated by reference in Part B from the Annual Report of the Fund dated as of December 31, 1997;

                       (1) Statements of Assets and Liabilities
                       (2) Statements of Operations
                       (3) Statements of Changes in Net Assets
                       (4) Notes to Financial Statements
                       (5) Financial Highlights
                       (6) Portfolio of Investments

                  (b)  Exhibits

                       (1)(a) Agreement and Declaration of Trust/4/

                       (1)(b) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/

                       (1)(c) Amendment to Agreement and Declaration of Trust

                       (2)    By-Laws of Registrant/1/
                       (3)    Not Applicable
                       (4)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (5)(a) Investment Advisory Agreement/1/

                       (5)(b) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (5)(c) Portfolio Management Agreement - Bankers Trust
                              Company/1/

                       (5)(d) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (5)(e) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (5)(f) Portfolio Management Agreement - Morgan Stanley
                              Asset Management Inc./6/

                       (5)(g) Portfolio Management Agreement - Alliance Capital
                              Management L.P./7/

                       (5)(h) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/7/

                       (5)(i) Portfolio Management Agreement - Pacific Investment Management Company/1/
                       (5)(j) Portfolio Management Agreement - Blairlogie Capital Management/1/
                       (5)(k) Addendum to Portfolio Management Agreement - Janus Capital Corporation/5/
                       (5)(l) Addendum to Portfolio Management Agreement - J.P. Morgan Investment Management Inc./5/
                       (5)(m) Addendum to Portfolio Management Agreement - Pacific Investment Management Company/5/
                       (5)(n) Addendum to Portfolio Management Agreement - Blairlogie Capital Management/5/

                       (5)(o)  Addendum to Advisory Agreement

                       (5)(p) Portfolio Management Agreement - Salomon Brothers Asset Management Inc.

                       (5)(q) Portfolio Management Agreement - Lazard Asset Management

                       (5)(r) Addendum to Portfolio Management Agreement - Morgan Stanley Asset Management Inc.

                       (5)(s) Addendum to Portfolio Management Agreement - Bankers Trust Company
                       (6)(a)  Distribution Agreement/1/
                       (6)(b)  Addendum to Distribution Agreement
                       (7)     Not Applicable
                       (8)(a)  Custodian Agreement/1/
                       (8)(b)  Custodian Agreement Fee Schedule/5/
                       (8)(c)  Addendum to Custodian Agreement
                       (9)(a)  Agency Agreement/1/
                       (9)(b)  Participation Agreement/1/
                       (9)(c)  Agreement for Support Services/2/
                       (9)(d)  Addendum to Agency Agreement
                       (9)(e)  Addendum to Participation Agreement
                       (10)    Opinion and Consent of Counsel/1/
                       (11)    Independent Auditor's Consent
                       (12)    Annual Report - December 31, 1997/3/
                       (13)    Not Applicable
                       (14)    Not Applicable
                       (15)    Not Applicable

                       (16)    Performance Quotation Computations/7/

                       (17)    Financial Data Schedules - December 31, 1997

------------

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N-30D, Accession No. 0001017062-98-000289 filed on February 13, 1998 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000919 filed on March 22, 1996 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

Item 25.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

     Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns all of the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.

Item 26.  Numbers of Holders of Securities
          --------------------------------

     Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI and Pacific Corinthian Variable Account Separate Accounts, is the sole record owner of securities registered pursuant to this registration statement.

Item 27.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                                                       Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director of: Mutual Service Corporation, PM
                                                      Group Life Insurance Co.; PM Realty Advisors,
                                                      Inc., and similar positions with various
                                                      affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land
                                                      & Farming; Edison International; The Irvine
                                                      Company and Immediate Past Chairman of the
                                                      American Council of Life Insurance; Former
                                                      Director of: Pacific Corinthian Life
                                                      Insurance Company, Cadence Capital Management
                                                      Corporation, NFJ Investment Group, Inc.,
                                                      Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, and Pacific Mutual Distributors,
                                                      Inc.

Pacific Life                Richard M. Ferry          Director of Pacific Life Insurance Company,
                                                      1986 to present; Director of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Chairman of: Korn/Ferry
                                                      International; Director of: Korn/Ferry
                                                      International; Avery Dennison Corporation;
                                                      ConAm Management; First Business Bank;
                                                      Northwestern Restaurants, Inc.; Dole Food
                                                      Company; Mullin Consulting Inc.; Broco, Inc.;
                                                      Mrs. Field's Original Cookies, Inc.; and
                                                      Rainier Bells, Inc.

Pacific Life                Donald E. Guinn           Director of Pacific Life Insurance Company,
                                                      1984 to present; Director of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; Chairman Emeritus and Former
                                                      Director of: Pacific Telesis Group; Director
                                                      of: The Dial Corporation; Bank of America
                                                      NT&SA; BankAmerica Corporation


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------

Pacific Life                Ignacio E. Lozano, Jr.    Director of Pacific Life Insurance Company,
                                                      March 1988 to present; Director of
                                                      Pacific Mutual Holding Company and Pacific
                                                      LifeCorp, August 1997 to present; Chairman
                                                      and former Editor-in-Chief of La Opinion;
                                                      Director of: Pacific Enterprises; The
                                                      Walt Disney Company and Southern California
                                                      Gas Company.

Pacific Life                Charles D. Miller         Director of Pacific Life Insurance
                                                      Company, 1986 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Chairman, Chief
                                                      Executive Officer and Director of
                                                      Avery Dennison Corporation; Director of:
                                                      Nationwide Health Properties, Inc.;
                                                      Edison International; Korn/Ferry International;
                                                      Occidental College; Former Director of Great
                                                      Western Financial Corporation.

Pacific Life                Donn B. Miller            Director of Pacific Life Insurance
                                                      Company, 1977 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; President,
                                                      Chief Executive Officer and Director of
                                                      Pearson-Sibert Oil Co. of Texas; Director
                                                      of: Automobile Club of Southern
                                                      California; The Irvine Company, St.
                                                      John's Hospital & Health Center
                                                      Foundation.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                James R. Ukropina         Director of Pacific Life Insurance Company,
                                                      January 1989 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Partner with the law
                                                      firm of O'Melveney & Meyers LLP; Director of
                                                      Lockheed Martin Corporation; and Stanford
                                                      University

Pacific Life                Raymond L. Watson         Director of Pacific Life Insurance
                                                      Company, 1975 to present; Director of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Vice Chairman
                                                      and Director of: The Irvine Company; Director of:
                                                      The Walt Disney Company; The Mitchell
                                                      Energy and Development Company; The Tejon
                                                      Ranch; and Irvine Apartment Communities

Pacific Life                Glenn S. Schafer          Director and President of Pacific Life Insurance
                                                      Company, January 1995 to present; Director
                                                      and President of Pacific Mutual Holding Company
                                                      and Pacific LifeCorp, August 1997 to present;
                                                      Director of: PM Group Life Insurance Company;
                                                      Mutual Service Corporation; PM Realty Advisors,
                                                      Inc.; and similar positions with various
                                                      affiliated companies of Pacific Life Insurance
                                                      Company; Former Director of Pacific Corinthian
                                                      Life Insurance Company; and Pacific Mutual
                                                      Distributors, Inc.

Pacific Life                Richard M. Rosenberg      Director of Pacific Life Insurance Company,
                                                      1995 to present; Director of Pacific LifeCorp,
                                                      August 1997 to present; Director of Pacific
                                                      Mutual Holding Company, October 1997 to present;
                                                      Chairman and Chief Executive Officer (Retired)
                                                      of BankAmerica Corporation; Director of: Airborne
                                                      Express Corporation; BankAmerica Corporation;
                                                      Northrop Grumman Corporation;
                                                      Potlatch Corporation; Lucille Salter Packard
                                                      Children's Hospital at Stanford; UCSF/Stanford
                                                      Health Care Center; and SBC Communications; and
                                                      Chronicle Publishing; Former Director of Pacific
                                                      Telesis Group; and K-2 Incorporated


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                David R. Carmichael       Senior Vice President and General Counsel
                                                      of Pacific Life Insurance Company, April
                                                      1992 to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present;
                                                      Senior Vice President and General Counsel
                                                      of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Senior Vice President and General Counsel of
                                                      PM Group Life Insurance Company, July 1998
                                                      to present; Director of PM Group Life
                                                      Insurance Company; Association of California
                                                      Health and Life Insurance Companies; and
                                                      Association of Life Insurance Counsel;
                                                      Former Director of Pacific Corinthian Life
                                                      Insurance Company

Pacific Life                Audrey L. Milfs           Vice President and Corporate Secretary of
                                                      Pacific Life Insurance Company, March 1991
                                                      to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present;
                                                      Vice President and Secretary of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Secretary to several
                                                      affiliated companies of Pacific Life
                                                      Insurance Company; 1981 to present

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director, CFO and Treasurer of Pacific Mutual
                                                      Distributors, Inc.; Vice President and
                                                      Controller of Pacific Mutual Holding Company
                                                      and Pacific LifeCorp, August 1997 to present;
                                                      and similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Senior Vice President and Chief Financial
                                                      Officer of Pacific Life Insurance Company, June
                                                      1996 to present; Director of Pacific Life
                                                      Insurance Company, August 1997 to present; Vice
                                                      President and Treasurer of Pacific Life Insurance
                                                      Company, November 1991 to June 1996; Chief
                                                      Financial Officer and Treasurer to several
                                                      affiliated companies of Pacific Life, 1990 to
                                                      present

Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       George C. Allan           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Senior Vice President

PIMCO                       Denise C. Banno           Vice President

PIMCO                       Leslie A. Barbi           Senior Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Vice President

PIMCO                       John B. Brynjolfsson      Vice President

PIMCO                       Robert W. Burns           Executive Vice President

PIMCO                       Jerry L. Coleman          Vice President

PIMCO                       Carl J. Cohen             Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Vice President

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Vice President

PIMCO                       Anita Dunn                Vice President


Name of Adviser            Name of Individual                Business and Other Connections
----------------------   -----------------------      --------------------------------------------
PIMCO                    Benjamin A. Ehlert, CFA,     Executive Vice President
                         CIC

PIMCO                    Robert A. Ettl               Senior Vice President

PIMCO                    Anthony K. Faillace          Vice President

PIMCO                    Teri Frisch                  Vice President

PIMCO                    William H. Gross, CFA        Managing Director and Director

PIMCO                    John L. Hague                Managing Director

PIMCO                    Gordon C. Hally, CIC         Executive Vice President

PIMCO                    Pasi M. Hamalainen           Executive Vice President

PMICO                    John P. Hardaway             Vice President

PIMCO                    Brent R. Harris, CFA         Managing Director

PIMCO                    Joseph Hattersohl            Vice President

PIMCO                    Raymond C. Hayes             Vice President

PIMCO                    Robert G. Herin              Vice President

PIMCO                    David C. Hinman              Vice President

PIMCO                    Lisa Hocson                  Vice President

PIMCO                    Douglas M. Hodge, CFA        Executive Vice President

PIMCO                    Brent L. Holden, CFA         Executive Vice President

PIMCO                    Dwight F. Holloway, Jr.,     Vice President
                         CFA, CIC

PIMCO                    Jane T. Howe, CFA            Vice President

PIMCO                    Mark T. Hudoff               Vice President

PIMCO                    Margaret E. Isberg           Executive Vice President

PIMCO                    Thomas J. Kelleher           Vice President

PIMCO                    James M. Keller              Vice President

PIMCO                    Raymond G. Kennedy, CFA      Senior Vice President

PIMCO                    Mark R. Kiesel               Vice President

PIMCO                    Steven Kirkbaumer            Vice President

PIMCO                                                 Vice President

PIMCO                    John S. Loftus, CFA          Executive Vice President

PIMCO                    David Lown                   Vice President

PIMCO                    Joseph McDevitt              Executive Vice President

PIMCO                    Andre J. Mallegol            Vice President

PIMCO                    Michael E. Martini           Vice President

PIMCO                    Dean S. Meiling, CFA         Managing Director

PIMCO                    James F. Muzzy, CFA          Managing Director

PIMCO                    Douglas J. Ongaro            Vice President

PIMCO                    Thomas J. Otterbein, CFA     Senior Vice President

PIMCO                    Victoria M. Paradis          Vice President

PIMCO                    Elizabeth M. Philipp         Vice President

PIMCO                    David J. Pittman             Vice President

PIMCO                    William F. Podlich III       Managing Director

PIMCO                    William C. Powers            Managing Director

PIMCO                                                 Managing Director

PIMCO                    Edward P. Rennie, CFA, CFP   Senior Vice President

PIMCO                    Terry Rendell                Vice President

PIMCO                    Scott L. Roney, CFA          Vice President

PIMCO                    Michael J. Rosborough        Senior Vice President

PIMCO                    Seth R. Ruthen               Vice President

PIMCO                    Jeffrey M. Sargent           Vice President

PIMCO                    Ernest L. Schmider           Executive Vice President, Chief
                                                      Administrative and Legal Officer

PIMCO                    Leland T. Scholey, CFA       Senior Vice President

PIMCO                    Richard Selby                Vice President

PIMCO                    Rita J. Seymour              Vice President

PIMCO                    Christopher Sullivan, CFA    Vice President

PIMCO                    Cheryl L. Sylwester          Vice President

PIMCO                    Lee Thomas                   Managing Director

PIMCO                    William S. Thompson,         Chief Executive Officer and Managing
                         Jr.                          Director

PIMCO                    Benjamin L. Trosky, CFA      Managing Director

PIMCO                    Richard E. Tyson             Vice President

PIMCO                    Peter A. Van de Zilver       Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
PIMCO                       Marilyn Wegener           Vice President

PIMCO                       Paul C. Westhead          Vice President

PIMCO                       Ram Willner               Vice President

PIMCO                       Kristen M. Wilsey, CFA    Senior Vice President

PIMCO                       George H. Wood, CFA       Senior Vice President

PIMCO                       Michael A. Yetter         Vice President

PIMCO                       David Young               Vice President

Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Andrew F. Barth           Director of Capital Guardian Trust
 Company                                              Company; Executive Vice President and
                                                      Research Manager of Capital Guardian
                                                      Research Company

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and
 Company                                              Director, Capital Guardian Trust
                                                      Company; Director, Capital Guardian
                                                      Trust Company of Nevada

Capital Guardian Trust      Larry Paul                Director of Capital Guardian Trust
 Company                    Clemmensen                Company, American Funds Distributors,
                                                      Inc. and American Funds Service
                                                      Company; Director and President, The
                                                      Capital Group Companies, Inc.; Senior
                                                      Vice President and Director, Capital
                                                      Research and Management Company; Senior
                                                      Vice President and Treasurer, Capital
                                                      Income Builder, Inc. and Capital World
                                                      Growth & Income Fund, Inc.

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Assistant General Counsel,
                                                      The Capital Group Companies, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian
 Company                                              Trust Company


Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
 Capital Guardian Trust     David I. Fisher           Chairman of the Board, The Capital Group
 Company                                              Companies, Inc. and Capital International
                                                      S.A. and Capital Guardian Trust Company;
                                                      Vice Chairman of the Board, Capital
                                                      Guardian Trust Company, Capital International
                                                      Limited, Emerging Markets Growth
                                                      Fund, Inc., and Capital International
                                                      K.K.; President and Director, Capital
                                                      Group International, Inc., Capital
                                                      International, Inc. and Capital
                                                      International Limited (Bermuda);
                                                      Director, Capital Group Research, Inc.,
                                                      Capital Research International, Global
                                                      Capital Management Limited, New
                                                      Perspective Fund, Inc. and EuroPacific
                                                      Growth Fund, Inc.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President,
                                                      Capital Research International; Vice
                                                      President, Capital Research Limited

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Chairman of the Board, Capital Guardian
                                                      Trust Company of Nevada and Capital
                                                      Strategy Research, Inc.; Director, The
                                                      Capital Group Companies, Inc.

Capital Guardian Trust      Robert G. Kirby           Senior Partner, The Capital Group
                                                      Partners L.P.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company

Capital Guardian Trust      Karen L. Larson           Director, Capital Guardian Trust
 Company                                              Company; President, Director, and
                                                      Director of Research, Capital Guardian
                                                      Research Company; Director, Capital
                                                      Group Companies, Inc.

Capital Guardian Trust      D. James Martin           Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      John R. McIlwraith        Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President and Director, Capital
                                                      International Limited

Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Director, Capital Guardian
                                                      Research Company; Vice President, Capital
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President, Capital
                                                      Guardian Trust Company of Nevada

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust
 Company                                              Company; Senior Vice President and
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Robert Ronus              President, Capital Guardian Trust
 Company                                              Company; Chairman, Capital Research
                                                      International and Capital Guardian
                                                      Research Company; Senior Vice
                                                      President, Capital International Limited
                                                      and Capital International S.A.; Director,
                                                      Capital Group International, Inc., Capital
                                                      International, Inc., Capital International
                                                      Fund

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital Group
                                                      International, Inc.

Capital Guardian Trust      Robert L. Spare           Senior Vice President, Capital Guardian
 Company                                              Trust Company


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
 Capital Guardian Trust     Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company;
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Edus H. Warren, Jr.       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Partner, The Capital
                                                      Group Partners L.P.

J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Chairman, Director and Managing
 Investment                                           Director, J.P. Morgan Investment
 Management Inc.                                      Management Inc.; Managing Director, Morgan
                                                      Guaranty Trust Company of New York

J.P. Morgan                 Jeff M. Garrity           Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management
 Management Inc.                                      Inc.; Managing Director, Morgan
                                                      Guaranty Trust Company of New York


J.P. Morgan                 Isabel H. Sloane          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Gilbert Van Hassel        Director and Managing Director, J.P.
 Investment                                           Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Hendrik Van Riel          Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing
 Management Inc.                                      Director, Morgan Guaranty Trust Company
                                                      of New York



Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
 J.P. Morgan                John W. Schmidlin         Director, J.P. Morgan Investment Management
 Investment                                           Inc.; Managing Director, Morgan Guaranty
 Management Inc.                                      Trust Company of New York

J.P. Morgan                 Michael E. Patterson      Director, J.P. Morgan Investment Management
 Investment                                           Inc.; Vice Chairman and Director, J.P. Morgan
 Management Inc.                                      & Co. Incorporated; Vice Chairman and Director,
                                                      Morgan Guaranty Trust Co. of New York

J.P. Morgan                 Anthony Della Pietra      Secretary and Vice President, J.P. Morgan
 Investment                                           Investment Management Inc.; Vice President,
 Management Inc.                                      Morgan Guaranty Trust Company of New York


Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director and Chairman of the
 Corporation                                          Board 1978 to present, Chief Executive
                                                      Officer 1994 to present

Janus Capital               James P. Craig, III       Director April 1995 to present, Vice
 Corporation                                          Chairman and Chief Investment
                                                      Officer, December 1997 to present

Janus Capital               Michael E. Herman         Director, 1984 to present
 Corporation

Janus Capital               Thomas A. McDonnell       Director, 1990 to present
 Corporation

Janus Capital               Landon H. Rowland         Director, January 1996 to present
 Corporation

Janus Capital               Michael Stolper           Director, 1984 to present
 Corporation

Janus Capital               Mark B. Whiston           Vice President and Chief Marketing
 Corporation                                          Officer, June 1995 to present

Janus Capital               Marjorie G. Hurd          Vice President, July 1995 to present,
 Corporation                                          Chief Operations Officer, 1996 to present


Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ------------------------------
 Janus Capital           Steven R. Goodbarn       Treasurer and Chief Financial
  Corporation                                     Officer, 1992 to present, Vice
                                                  President of Finance, June 1995
                                                  to present

 Morgan Stanley Asset                             Investment Adviser
  Management, Inc.

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and
  Management Inc.                                 Managing Director

 Morgan Stanley Asset    James M. Allwin          Director, President and
  Management Inc.                                 Managing Director

 Morgan Stanley Asset    Peter A. Nadosy          Director, Vice Chairman and
  Management Inc.                                 Managing Director

 Morgan Stanley Asset    John R. Alkire           Managing Director
  Management Inc.

 Morgan Stanley Asset    Francine J. Bovich       Managing Director
  Management Inc.

 Morgan Stanley Asset    P. Dominic Caldecott     Managing Director
  Management Inc.

 Morgan Stanley Asset    Frances Campion          Managing Director
  Management Inc.

 Morgan Stanley Asset    Eah Wah Chin             Managing Director
  Management Inc.

 Morgan Stanley Asset    Stephen C. Cordy         Managing Director
  Management Inc.

 Morgan Stanley Asset    Madhav Dhar              Managing Director
  Management Inc.

 Morgan Stanley Asset    Kurt A. Feuerman         Managing Director
  Management Inc.

 Morgan Stanley Asset    Philip W. Friedman       Managing Director
  Management Inc.

 Morgan Stanley Asset    Paul B. Ghaffari         Managing Director
  Management Inc.

 Morgan Stanley Asset    Gordon S. Gray           Director and Managing Director
  Management Inc.

 Morgan Stanley Asset    Marianne Laing Hay       Managing Director
  Management Inc.

 Morgan Stanley Asset    Joseph W. Hill, II       Managing Director
  Management Inc.

 Morgan Stanley Asset    Robert L. Meyer          Managing Director
  Management Inc.

 Morgan Stanley Asset    Frank P.L. Minard        Managing Director
  Management Inc.

 Morgan Stanley Asset    Margaret P. Naylor       Managing Director
  Management Inc.

 Morgan Stanley Asset    Russell C. Platt         Managing Director
  Management Inc.

 Morgan Stanley Asset    Robert A. Sargent        Managing Director
  Management Inc.

 Morgan Stanley Asset    Vinod R. Sethi           Managing Director
  Management Inc.

 Morgan Stanley Asset    Dennis G. Sherva         Director and Managing Director
  Management Inc.

 Morgan Stanley Asset    James L. Tanner          Managing Director
  Management Inc.

 Morgan Stanley Asset    Marna Whittington        Managing Director
  Management Inc.

 Morgan Stanley Asset    Richard G. Woolworth,    Managing Director
  Management Inc.        Jr.


 Morgan Stanley Asset    Warren Ackerman III      Principal
  Management Inc.

 Morgan Stanley Asset    Robert E. Angevine       Principal
  Management Inc.

 Morgan Stanley Asset    Suzanne S. Akers         Principal
  Management Inc.

 Morgan Stanley Asset    Gerald P. Barth-         Principal
  Management Inc.        Wehrenalp

 Morgan Stanley Asset    Theodore R. Bigman       Principal
  Management Inc.

 Morgan Stanley Asset    Richard L. Block         Principal
  Management Inc.

 Morgan Stanley Asset    Stuart Bohart            Principal
  Management Inc.

 Morgan Stanley Asset    Andrew C. Brown          Principal
  Management Inc.

 Morgan Stanley Asset    Jeffrey P. Brown         Principal
  Management Inc.

 Morgan Stanley Asset    Terence P. Carmichael    Principal
  Management Inc.

 Morgan Stanley Asset    Michael Cembalest        Principal
  Management Inc.

 Morgan Stanley Asset    Arthur Certosimo         Principal
  Management Inc.

 Morgan Stanley Asset    Jun Daikuhara            Principal
  Management Inc.

 Morgan Stanley Asset    Jacqueline A. Day        Principal
  Management Inc.

 Morgan Stanley Asset    Raye L. Dube             Principal
  Management Inc.

 Morgan Stanley Asset    Abigail Jones Feder      Principal
  Management Inc.

 Morgan Stanley Asset    Eugene Flood, Jr.        Principal
  Management Inc.

 Morgan Stanley Asset    Glenn D. Fogel           Principal
  Management Inc.

 Morgan Stanley Asset    Thomas C. Frame          Principal
  Management Inc.

 Morgan Stanley Asset    Noah E. Gotbaum          Principal
  Management Inc.

 Morgan Stanley Asset    Perry E. Hall II         Principal
  Management Inc.

 Morgan Stanley Asset    Kimberly L. Hirschman    Principal
  Management Inc.

 Morgan Stanley Asset    Ruth A. Hughes-Guden     Principal
  Management Inc.

 Morgan Stanley Asset    Timothy D. Jensen        Principal
  Management Inc.

 Morgan Stanley Asset    Margaret Kinsley         Principal
  Management Inc.        Johnson

 Morgan Stanley Asset    Michael F. Klein         Principal
  Management Inc.

 Morgan Stanley Asset    Paul W. Klug, Jr.        Principal
  Management Inc.

 Morgan Stanley Asset    George Koshy             Principal
  Management Inc.

 Morgan Stanley Asset    Michael B. Kushma        Principal
  Management Inc.


 Morgan Stanley Asset    Khoon-Min Lim            Principal
  Management Inc.

 Morgan Stanley Asset    Marianne J. Lippman      Principal
  Management Inc.

 Morgan Stanley Asset    William David Lock       Principal
  Management Inc.

 Morgan Stanley Asset    Yvonne Longley           Principal
  Management Inc.

 Morgan Stanley Asset    Andrew Mack              Principal
  Management Inc.

 Morgan Stanley Asset    Gary J. Mangino          Principal
  Management Inc.

 Morgan Stanley Asset    M. Paul Martin           Principal
  Management Inc.

 Morgan Stanley Asset    Teresa E. Martini        Principal
  Management Inc.

 Morgan Stanley Asset    Walter Maynard, Jr.      Principal
  Management Inc.

 Morgan Stanley Asset    Phoebe McBee             Principal
  Management Inc.

 Morgan Stanley Asset    Alexis E. McCarthy       Principal
  Management Inc.

 Morgan Stanley Asset    Yoshiro Ohkawa           Principal
  Management Inc.

 Morgan Stanley Asset    Wayne Peterson           Principal
  Management Inc.

 Morgan Stanley Asset    Christopher G. Petrow    Principal
  Management Inc.

 Morgan Stanley Asset    Andreas Ludwig J. Povel  Principal
  Management Inc.

 Morgan Stanley Asset    Akash Rakash             Principal
  Management Inc.

 Morgan Stanley Asset    Narayan Ramachandran     Principal
  Management Inc.

 Morgan Stanley Asset    Gail Hunt Reeke          Principal
  Management Inc.

 Morgan Stanley Asset    Christine I. Reilly      Principal
  Management Inc.

 Morgan Stanley Asset    Stefano Russo            Principal
  Management Inc.

 Morgan Stanley Asset    Akihito Sakata           Principal
  Management Inc.

 Morgan Stanley Asset    Kiat Seng Seah           Principal
  Management Inc.

 Morgan Stanley Asset    Stephen C. Sexauer       Principal
  Management Inc.

 Morgan Stanley Asset    Andy B. Skov             Principal
  Management Inc.

 Morgan Stanley Asset    Kim I. Spellman          Principal
  Management Inc.

 Morgan Stanley Asset    Joseph F. Stadler        Principal
  Management Inc.

 Morgan Stanley Asset    Kunihiko Sugio           Principal
  Management Inc.

 Morgan Stanley Asset    Ram K. Sundaram          Principal
  Management Inc.

 Morgan Stanley Asset    Joseph Y.S. Tern         Principal
  Management Inc.

 Morgan Stanley Asset    Ann Thivierge            Principal
  Management Inc.

 Morgan Stanley Asset    Philip W. Winters        Principal
  Management Inc.

 Morgan Stanley Asset    Peter John Wright        Principal
  Management Inc.

 Morgan Stanley Asset    Alford E. Zick, Jr.      Principal
  Management Inc.

 Morgan Stanley Asset    Lisa C. Aadal            Principal
  Management Inc.

 Morgan Stanley Asset    Peter Aliprantis         Vice President
  Management Inc.

 Morgan Stanley Asset    Jeffrey Alvino           Vice President
  Management Inc.

 Morgan Stanley Asset    Alistair Anderson        Vice President
  Management Inc.

 Morgan Stanley Asset    Virginia J. Anderson     Vice President
  Management Inc.

 Morgan Stanley Asset    Kimberly L. Austin       Vice President
  Management Inc.

 Morgan Stanley Asset    Timothy Barron           Vice President
  Management Inc.


 Morgan Stanley Asset    Richard Boon             Vice President
  Management Inc.

 Morgan Stanley Asset    Geraldine Boyle          Vice President
  Management Inc.

 Morgan Stanley Asset    Paul Boyne               Vice President
  Management Inc.

 Morgan Stanley Asset    Richard F. Brereton      Vice President
  Management Inc.

 Morgan Stanley Asset    Brian S. Bruman          Vice President
  Management Inc.

 Morgan Stanley Asset    Jacqueline M. Carr       Vice President
  Management Inc.

 Morgan Stanley Asset    Paul Pak Kui Chan        Vice President
  Management Inc.

 Morgan Stanley Asset    Stefanie V. Chang        Vice President
  Management Inc.

 Morgan Stanley Asset    Lori A. Cohane           Vice President
  Management Inc.

 Morgan Stanley Asset    David S. Cohen           Vice President
  Management Inc.

 Morgan Stanley Asset    Catherine M. Colecchi    Vice President
  Management Inc.

 Morgan Stanley Asset    Kate Cornish-Bowden      Vice President
  Management Inc.

 Morgan Stanley Asset    Janet E. Day             Vice President
  Management Inc.

 Morgan Stanley Asset    Nannette DeGroot         Vice President
  Management Inc.

 Morgan Stanley Asset    Jan-Willem Adriaan       Vice President
  Management Inc.        De Gues

Morgan Stanley Asset     Nancy J. Deutsch         Vice President
  Management Inc.

 Morgan Stanley Asset    John F. Dougherty        Vice President
  Management Inc.

 Morgan Stanley Asset    Christine H. du Bois     Vice President
  Management Inc.

 Morgan Stanley Asset    Richard S. Farden        Vice President
  Management Inc.

 Morgan Stanley Asset    Glenn D. Fogel           Vice President
  Management Inc.

 Morgan Stanley Asset    Lisa Gallo               Vice President
  Management Inc.

 Morgan Stanley Asset    Ramalingam Ganesh        Vice President
  Management Inc.

 Morgan Stanley Asset    David C. Gates           Vice President
  Management Inc.

 Morgan Stanley Asset    Josephine M. Glass       Vice President
  Management Inc.

 Morgan Stanley Asset    Dimitri Goulandris       Vice President
  Management Inc.

 Morgan Stanley Asset    James A. Grasselino      Vice President
  Management Inc.

 Morgan Stanley Asset    Maureen A. Grover        Vice President
  Management Inc.

 Morgan Stanley Asset    Janice K. Hart           Vice President
  Management Inc.

Morgan Stanley Asset     Sheryl A. Hempey         Vice President
  Management Inc.

 Morgan Stanley Asset    Michael Hewett           Vice President
  Management Inc.

 Morgan Stanley Asset    Kenneth R. Holley        Vice President
  Management Inc.

 Morgan Stanley Asset    Thomas J. Hughes         Vice President
  Management Inc.

 Morgan Stanley Asset    Etsuko Fuyeya Jennings   Vice President
  Management Inc.

 Morgan Stanley Asset    Terrence Jones           Vice President
  Management Inc.

 Morgan Stanley Asset    Yu-San Kan               Vice President
  Management Inc.

 Morgan Stanley Asset    Jaideep Khanna           Vice President
  Management Inc.

 Morgan Stanley Asset    Peter L. Kirby           Vice President
  Management Inc.

 Morgan Stanley Asset    Paul Koski               Vice President
  Management Inc.

 Morgan Stanley Asset    Wendy Levins             Vice President
  Management Inc.

 Morgan Stanley Asset    Valerie Y. Lewis         Vice President
  Management Inc.

 Morgan Stanley Asset    Jeffrey Margolis         Vice President
  Management Inc.

 Morgan Stanley Asset    Gordon W. Loery          Vice President
  Management Inc.

 Morgan Stanley Asset    Susan A. Lucas           Vice President
  Management Inc.

 Morgan Stanley Asset    Mary Jane Maly           Vice President
  Management Inc.

 Morgan Stanley Asset    William McCormick        Vice President
  Management Inc.

 Morgan Stanley Asset    Abigail L. McKenna       Vice President
  Management Inc.

 Morgan Stanley Asset    Paula J. Morgan          Vice President
  Management Inc.

 Morgan Stanley Asset    Nancy Morton             Vice President
  Management Inc.

 Morgan Stanley Asset    Cyril Moulle-Berteaux    Vice President
  Management Inc.

 Morgan Stanley Asset    Goro Murakawa            Vice President
  Management Inc.

 Morgan Stanley Asset    Clare K. Mutone          Vice President
  Management Inc.

 Morgan Stanley Asset    Terumi Nagata            Vice President
  Management Inc.

 Morgan Stanley Asset    Barbara J. Nelson        Vice President
  Management Inc.

 Morgan Stanley Asset    Phuong-Que T. Nguyen     Vice President
  Management Inc.

 Morgan Stanley Asset    Daniel Niland            Vice President
  Management Inc.

 Morgan Stanley Asset    Nancy Morton             Vice President
  Management Inc.

 Morgan Stanley Asset    Bradley Okita            Vice President
  Management Inc.

 Morgan Stanley Asset    Martin O. Pearce         Vice President
  Management Inc.

 Morgan Stanley Asset    Alexander A. Pena        Vice President
  Management Inc.

 Morgan Stanley Asset    Anthony J. Pesce         Vice President
  Management Inc.

 Morgan Stanley Asset    Karen Post               Vice President
  Management Inc.

 Morgan Stanley Asset    Paul C. Psaila           Vice President
  Management Inc.

 Morgan Stanley Asset    Tom B. Quantrille        Vice President
  Management Inc.

 Morgan Stanley Asset    Vazquez Sergio Rivera    Vice President
  Management Inc.

 Morgan Stanley Asset    Gregg A. Robinson        Vice President
  Management Inc.

 Morgan Stanley Asset    Deborah Russell          Vice President
  Management Inc.

 Morgan Stanley Asset    Donald P. Ryan           Vice President, Compliance Officer
  Management Inc.

 Morgan Stanley Asset    Kenneth M. Schlechter    Vice President
  Management Inc.

 Morgan Stanley Asset    Neil Siegel              Vice President
  Management Inc.

 Morgan Stanley Asset    Ashutosh Sinha           Vice President
  Management Inc.

 Morgan Stanley Asset    David Stanley            Vice President
  Management Inc.

 Morgan Stanley Asset    Catherine Steinhardt     Vice President
  Management Inc.

 Morgan Stanley Asset    Keiko Tamaki-Kuroda      Vice President
  Management Inc.

 Morgan Stanley Asset    Shunso Tatsumi           Vice President
  Management Inc.

 Morgan Stanley Asset    Louise Teeple            Vice President
  Management Inc.

 Morgan Stanley Asset    Landon Thomas            Vice President
  Management Inc.

 Morgan Stanley Asset    Hiroshi Ueda             Vice President
  Management Inc.

 Morgan Stanley Asset    K.N. Vaidyanathan        Vice President
  Management Inc.

 Morgan Stanley Asset    Epco Diederik Van        Vice President
  Management Inc.        Der Lende

 Morgan Stanley Asset    Roberto Vederotto        Vice President
  Management Inc.

 Morgan Stanley Asset    Oscar Jan Vermeulen      Vice President
  Management Inc.

 Morgan Stanley Asset    Willem Pieter Vinke      Vice President
  Management Inc.

 Morgan Stanley Asset    Dennis J. Walsh          Vice President
  Management Inc.

 Morgan Stanley Asset    Jacob Walthour           Vice President
  Management Inc.

 Morgan Stanley Asset    Patricia Woo             Vice President
  Management Inc.

 Morgan Stanley Asset    Karen Yesner             Vice President
  Management Inc.

 Morgan Stanley Asset    Hajime Yokoyama          Vice President
  Management Inc.

 Morgan Stanley Asset    Harold J. Schaaff, Jr.   Principal, General Counsel
  Management Inc.                                 and Secretary

 Morgan Stanley Asset    Madeline D. Barkhorn     Assistant Secretary
  Management Inc.

Name of Adviser         Name of Individual             Business and Other Connections
------------------    -----------------------   --------------------------------------------
Bankers Trust                                   Trust Company
 Company ("Bankers
 Trust")

Bankers Trust         George B. Beitzel         Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         William R. Howell         Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Lee A. Ault               Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Vernon E. Jordan, Jr.     Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Hamish Maxwell            Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         N.J. Nicholas, Jr.        Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Russell E. Palmer         Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Frank N. Newman           Chairman of the Board and Chief Executive
                                                Officer and President of Bankers Trust
                                                and Bankers Trust New York Corporation

Bankers Trust         Patricia Carry Stewart    Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Phillip A. Griffiths      Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Donald L. Staheli         Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Paul A. Volcker           Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Neil R. Austrian          Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         G. Richard Thoman         Director of Bankers Trust and Bankers
                                                Trust New York Corporation

Bankers Trust         Richard H. Daniel         Vice Chairman, Chief Financial
                                                Officer and Controller of Bankers
                                                Trust Company

Bankers Trust         Eugene A. Ludwig          Vice Chairman of Bankers Trust Company

Bankers Trust         Mark Bieler               Managing Director of Bankers Trust Company

Bankers Trust         Mary Cirillo              Managing Director of Bankers Trust Company

Bankers Trust         Robert A. Ferguson        Managing Director of Bankers Trust Company

Bankers Trust         Duncan P. Hennes          Managing Director of Bankers Trust Company

Bankers Trust         Joseph A. Manganello, Jr. Managing Director and Chief Credit Officer
                                                of Bankers Trust Company

Bankers Trust         I. David Marshall         Managing Director and Chief Information
                                                Officer of Bankers Trust Company

Bankers Trust         Melvin A. Yellin          Managing Director and General Counsel of
                                                Bankers Trust Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Bankers Trust               George J. Vojta           Vice Chairman of the Board of Bankers
                                                      Trust and Bankers Trust New York
                                                      Corporation

Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Jon S. Corzine            Chief Executive Officer, Goldman, Sachs &  Co.
 Management

Goldman Sachs Asset         Robert J. Hurst           Managing Director, Goldman, Sachs &  Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Operating Officer, Goldman, Sachs &  Co.
 Management

Goldman Sachs Asset         John A. Thain             Chief Financial Officer, Goldman, Sachs &  Co.
 Management

Goldman Sachs Asset         John L. Thornton          Managing Director, Goldman, Sachs &  Co.
 Management

Goldman Sachs Asset         Roy J. Zuckerberg         Managing Director, Goldman, Sachs &  Co.
 Management


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Blairlogie Capital                                    Investment Adviser
 Management
 ("Blairlogie")

Blairlogie                  Gavin Dobson              Chief Executive Officer and Limited Partner,
                                                      Blairlogie Capital Management

Blairlogie                  James Smith               Chief Investment Officer and Limited Partner,
                                                      Blairlogie Capital Management

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Chief Executive Officer and Director; Chairman of the
                                                                           Board, Alliance Capital Management Corporation; Director
                                                                           of The Equitable Companies Incorporated; Director of The
                                                                           Equitable Life Assurance Society of the United States

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman, Chief Operating Officer and
                                                                           Director, The Equitable Companies Incorporated;
                                                                           President, Chief Operating Officer and Director, The
                                                                           Equitable Life Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director and Financial Consultant

Alliance Capital Management L.P.        Joseph J. Melone                   Director; Director of The Equitable Companies
                                                                           Incorporated; Director of The Equitable Life Assurance
                                                                           Society of the United States; President, Equitable
                                                                           Investment Company

Alliance Capital Management L.P.        Claude Bebear                      Director; Chairman of the Executive Board and Chief
                                                                           Executive Officer of AXA-UAP; Chairman of The Equitable
                                                                           Companies Incorporated

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life of
                                                                           AXA-UAP

Alliance Capital Management L.P.        Herve Hatt                         Director; Executive Vice President, AXA-UAP

Alliance Capital Management L.P.        Jean-Pierre Hellebuyck             Director; Chairman of AXA Investment Managers S.A.

Alliance Capital Management L.P.        Frank Savage                       Director; Senior Vice President of The Equitable Life
                                                                           Assurance Society of the United States

Alliance Capital Management L.P.        Luis J. Bastida                    Director; Chief Financial Officer and Member of the
                                                                           Executive Committee of Banco Bilbao Vizcaya

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA-UAP

Alliance Capital Management L.P.        Kevin C. Dolan                     Director; Senior Vice President of AXA-UAP; Chief
                                                                           Executive Officer, AXA Investment Managers S.A.

Alliance Capital Management L.P.        Reba W. Williams                   Director, Special Projects and Art Historian

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Life Assurance Society of the
                                                                           United States

Alliance Capital Management L.P.        Robert B. Zoellick                 Director; John M. Olin Professor in National Security
                                                                           Affairs - The United States Naval Academy

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA-UAP

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director, Vice Chairman and Chief Investment Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President, General Counsel and Secretary

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary


Salomon Brothers Asset Management Inc. ("SBAM")


SBAM, an indirect, wholly-owned subsidiary of Travelers Group Inc., is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and renders investment advice to a wide variety of individual, institutional and investment advisory clients.


The list required by this Item 28 of officers and directors of SBAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by SBAM pursuant to the Advisers Act (SEC File No. 801-32046).

Lazard Asset Management                               Investment Adviser
("Lazard")

Lazard                    Eileen D. Alexanderson      General Member

Lazard                    William Araskog             General Member

Lazard                    F. Harlan Batrus            General Member; Director of Mutual of America Capital Management Corp.;
                                                      Director of Ryan Labs, Inc.

Lazard                    Gerardo Braggiotti          General Member; Managing Director of Lazard SpA; Managing Director of Lazard
                                                      Brothers & Co. Ltd.; Director Centrale of Mediobanca SpA

Lazard                    Patrick J. Callahan, Jr.    General Member; Director of Berry Metal Co.; Director of BT Capital Corp;
                                                      Director of Michigan Wheel Corp.; Director of Rotation Dynamics Corp.;
                                                      Director of Somerset Technologies, Inc.

Lazard                    Michel David-Weill          General Member; Director of The Dannon Company, Inc.; President and Chairman
                                                      of the Board of Eurafrance; Director of Exor Group; Director of Euralux;
                                                      Director of Group Danone; Director of ITT Industries, Inc.; Director of La
                                                      France S.A.; Director of La France-Iard; Director of La France-Vie; Director
                                                      of Lazard Brothers & Co., Limited; Director of Pearson plc; Director of
                                                      Publicis S.A.; Director of S.A. de la Rue Imperiale de Lyon

Lazard                    John V. Doyle               General Member

Lazard                    Thomas F. Dunn              General Member

Lazard                    Norman Eig                  General Member; Vice Chairman of Lazard Freres & Co. LLC; Chairman and
                                                      Director of The Lazard Funds, Inc.; Chairman and Director of Lazard Retirement
                                                      Series, Inc.; Director of Lazard Investment Funds Limited; Director and Chief
                                                      Investment Officer and Treasurer of Lazard Pension Management, Inc.; Director
                                                      of Lazard Asset Management Holdings Limited; Director of Lazard Asset
                                                      Management Pacific Co.; Director of Lazard Asset Management Limited

Lazard                    Richard P. Emerson          General Member

Lazard                    Peter R. Ezersky            General Member

Lazard                    Eli H. Fink                 General Member; Partner & Vice Chairman of Deloitte & Touche LLP

Lazard                    Jonathan F. Foster          General Member

Lazard                    Robert P. Freeman           General Member; Vice President of Lazard Freres Real Estate Investors, LLC

Lazard                    Albert H. Garner            General Member

Lazard                    James S. Gold               General Member; Director of Smart & Final Inc.

Lazard                    Jeffrey A. Golman           General Member

Lazard                    Steven J. Golub             General Member; Director of Mineral Technologies Inc.

Lazard                    Herbert W. Gullquist        General Member; Vice Chairman of Lazard Freres & Co. LLC; President and
                                                      Director of The Lazard Funds, Inc.; President and Director of The Lazard
                                                      Retirement Series, Inc.; Director of Lazard Far East Investors Limited;
                                                      President and Director of Lazard Pension Management, Inc.; Director of Lazard
                                                      Asset Management Holdings Limited; Director and President of Lazard Asset
                                                      Management (Canada), Inc.; Director and Chairman of Lazard Asset Management
                                                      Pacific Co.; Director of Lazard Asset Management Limited; Director of Lazard
                                                      London International Investment Mgmt Limited

Lazard                    Thomas R. Haack             General Member

Lazard                    Ira O. Handler              General Member

Lazard                    Melvin L. Heineman          General Member; Director of Lazard Freres & Co., Ltd; Director of Lazard
                                                      Pension Management, Inc.; Director of Lazard Asset Management Pacific Co.

Lazard                    Robert E. Hougie            General Member

Lazard                    Kenneth M. Jacobs           General Member

Lazard                    Jonathan H. Kagan           General Member; Director of Continental Cablevision, Inc.; Director of
                                                      Firearms Training Systems, Inc. Director of La Salle Re Ltd.; Director of
                                                      Patient Education Media, Inc.; Director of Tyco Toys, Inc.

Lazard                    James L. Kempner            General Member; Director of Lazard Freres & Co. Capital Markets

Lazard                    Larry A. Kohn               General Member; Vice President of Goldman Sachs & Co.

Lazard                    Lee O. Kraus                General Member

Lazard                    Sandra A. Lamb              General Member

Lazard                    David C. Lee                General Member

Lazard                    Michael S. Liss             General Member

Lazard                    William R. Loomis, Jr.      General Member; Director of Englehard Hanovia Inc.; Director of Minorco S.A.;
                                                      Director of Minorco (U.S.A.) Inc.; Director of Terra Industries, Inc.

Lazard                    J. Robert Lovejoy           General Member; Director of Lazard Freres & Co. Capital Markets

Lazard                    Thomas E. Lynch             General Member; Managing Director of The Blackstone Group

Lazard                    Mark T. McMaster            General Member

Lazard                    Anthony E. Meyer            General Member; Managing Director of Lazard Freres Real Estate Investors, LLC

Lazard                    Damon Mezzacappa            General Member; Director of Corporate Property Investors

Lazard                    Robert P. Morgenthau        General Member; Director and Vice President of Lazard Asset Management
                                                      (Canada) Inc.; Director of Lazard Investment Funds limited; Director of Lazard
                                                      Fund Manager (CI) Limited; Director of Lazard Global Bond Fund plc; Director
                                                      of Lazard Global Equity Fund plc; Director of Lazard Global Liquidity Fund
                                                      plc; Director of Lazard Strategic Yield Fund plc; Director of Global Funds
                                                      Management Plc; Director of Lazard Asset Management (CI) Holdings Ltd;
                                                      Director of Lazard Asset Management (CI) Ltd.; Director of Lazard Investment
                                                      Funds (CI) Ltd.; Director of Lazard Funds Administration Services (CI) Ltd.

Lazard                    Steven J. Niemczyk          General Member

Lazard                    Hamish W. M. Norton         General Member

Lazard                    James A. Paduano            General Member; Director of Donovan Data Systems, Inc.; Director of Secure
                                                      Products Inc.

Lazard                    Adam P. Parten              General Member; Senior Vice President of Lehman Brothers

Lazard                    Louis Perlmutter            General Member

Lazard                    Russell E. Planitzer        General Member; Chairman of the Board of Computer Vision Corp.; Chairman,
                                                      Chief Executive Officer and President of Computer Vision Corp.

Lazard                    Lester Pollack              General Member; Director of Continental Cablevision, Inc.; Director of
                                                      Firearms Training Systems, Inc.; Director of Kaufman & Broad Home Corp.;
                                                      Director of La Salle Re Ltd.; Director of La Salle Re Holdings Ltd.; Director
                                                      of Parlex Corp.; Director of Polaroid Corp.; Director of SD Holding (Bermuda)
                                                      Ltd.; Director of Sphere Drake Acquisitions (U.K.) Ltd.; Director of Sphere
                                                      Drake Holding Ltd. Director of Sphere Drake Ltd.; Director of Sun America
                                                      Inc.; Director of Tidewater Inc.

Lazard                    Steven L. Rattner           General Member; Director of Falcon Holding Group L.P.

Lazard                    John R. Reinsberg           General Member; Executive Vice President and Director of Lazard Asset
                                                      Management Pacific Co.

Lazard                    Louis G. Rice               General Member

Lazard                    Luis E. Rinaldini           General Member

Lazard                    Bruno M. Roger              General Member; Director of CAP Gemini Sogeti; Director of Compagnie De
                                                      Credit; Director of Compagnie De Saint-Gobain; Director of Eurafrance;
                                                      Director of Financiere Et Industrielle Gaz Et Eaux; Director of Fonds
                                                      Partenaires Gestion (F.P.G.); Director of Lazard & Co. GmbH; Director of LVMH-
                                                      Moet Hennessy Louis Vuitton; Director of Marine-Wendel; Director of Pinault-
                                                      Printemps-Redoute; Director of Sidel; Director of Societe Centrale Puour
                                                      L'Industrie; Director of Societe Financiere Generale Immobiliere (S.F.G.I.);
                                                      Director of Sofina (Belgique); Director of Sovaclux S.A.; Director of Thomson
                                                      S.A.; Director of Thomson CSF; Director of U.A.P.

Lazard                    Michael S. Rome             General Member

Lazard                    Steven H. Sands             General Member

Lazard                    Gary S. Shedlin             General Member

Lazard                    Arthur P. Solomon           General Member

Lazard                    David A. Tanner             General Member; Managing Director of E.M. Warburg, Pincus & Co. LLC; Director
                                                      of Golden Books Family Entertainment Inc.; Director of Renaissance Re Holdins
                                                      Ltd.; Director of Poserdon Resources Inc.; Director of Charter Financial,
                                                      Inc.; Director of TAC Bancshares; Director of Classic Sports, Inc.; Director
                                                      of Information Ventures LLC

Lazard                    David L. Tashjian           General Member

Lazard                    J. Mikesell Thomas          General Member

Lazard                    Michael P. Triguboff        General Member; Managing Director of Lazard Asset Management Pacific Co.

Lazard                    Donald A. Wagner            General Member

Lazard                    Ali E. Wambold              General Member; Director of The Albert Fisher Group plc; Director of Lazard
                                                      Brothers & Co., Ltd.; Director of Lazard Freres & Co., Ltd.; Director of
                                                      Lazard S.P.A.; Director of Tomkins PLC

Lazard                    Michael A. Weinstock        General Member

Lazard                    Alexander E. Zagoreos       General Member; Director of The Egypt Trust; Director of Lazard Emerging World
                                                      Fund; Director of Flemings Continental European Investment Trust plc; Director
                                                      of Gartmore Emerging Pacific Investment Trust plc; Director of Greek Progress
                                                      Fund; Director of Jupiter International Green Investment Trust plc; Director
                                                      of New Zealand Investment Trust plc; Director of Taiwan Opportunities Fund
                                                      Ltd; Director of World The World Trust Fund; Director of Lazard Select Fund;
                                                      Director of Ermitage Selz Fund; Director of Lazard Asset Management Egypt;
                                                      Director of Latin American Investment Trust plc; Director of Taiwan American
                                                      Fund Limited

Item 29.  Principal Underwriters
          ----------------------
          (a) Pacific Mutual Distributors, Inc. ("PMD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PMD is a subsidiary of Pacific Life.
          (b)

Name and Principal/8/       Positions and Offices       Positions and Offices
Business Address            with Underwriter            with Registrant
-------------------------   -------------------------   ---------------------
Kathy R. Gough              Assistant Vice              None
                            President, Compliance

Audrey L. Milfs             Secretary                   Secretary

Edward R. Byrd              Chief Financial Officer,    None
                            Treasurer and Director

Joseph P. Ruiz              Vice President              None

Philip M. Gainsborough      Director                    None

John K. Hinfey              Director                    None

Name and Principal/8/       Positions and Offices        Positions and Offices
Business Address            with Underwriter             with Registrant
-------------------------   ---------------------------  ---------------------
Gerald W. Robinson          Chairman, CEO and Director   None

John L. Dixon               President and Director       None

Item 30.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services
          -------------------

     Not applicable

Item 32.  Undertakings
          ------------

     The registrant hereby undertakes:

     (a)  Not applicable
     (b)  Not applicable
     (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.


-----------------

/8/ Principal business address for all individuals listed is 700 Newport Center Drive, Newport Beach, California 92660

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 4th day of September, 1998.

                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Thomas C. Sutton*
                                                        President

*By: /s/  DIANE N. LEDGER
  _______________________________
        Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                           DATE
             ---------                           -----                           ----

                                     Chairman, Trustee and President                    , 1998
------------------------------------  (Chief Executive Officer)             -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                       , 1998
------------------------------------  (Assistant Vice President)            -----------
          Brian D. Klemens*

                                     Trustee                                            , 1998
------------------------------------  (President)                           -----------
          Glenn S. Schafer*

                                     Trustee                                            , 1998
------------------------------------                                        ----------
         Richard L. Nelson*

                                     Trustee                                            , 1998
------------------------------------                                        ----------
          Lyman W. Porter*

                                     Trustee                                            , 1998
------------------------------------                                        ----------
           Alan Richards*


* By:   /s/ DIANE N. LEDGER                                                 September 4, 1998
____________________________________
        Diane N. Ledger
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Paul F. Roye, and Robin Yonis-Sandlaufer his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.


*(Powers of Attorney are contained in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002463 filed on November 22, 1995, Power of Attorney for Mr. Klemens is contained in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and Power of Attorney for Mr. Schafer is contained in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998.)

                                 EXHIBIT INDEX


Exhibit Number      Exhibit Name
--------------      ------------

99.1(c)             Amendment to Agreement and Declaration of Trust

99.5(o)             Addendum to Advisory Agreement

99.5(p)             Portfolio Management Agreement - Salomon Brothers Asset
                    Management Inc.

99.5(q)             Portfolio Management Agreement - Lazard Asset Management


99.5(r) Addendum to Portfolio Management Agreement - Morgan Stanley Asset Management Inc.

99.5(s)             Addendum to Portfolio Management Agreement - Bankers Trust
                    Company

99.6(b)             Addendum to Distribution Agreement

99.8(c)             Addendum to Custodian Agreement

99.9(d)             Addendum to Agency Agreement

99.9(e)             Addendum to Participation Agreement

99.11               Accountant's Consent

99.17               Financial Data Schedules (EDGAR Exhibit EX-27)